As filed with the Securities and Exchange Commission on February 7, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-07959
                                                     ---------


                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)


                               615 E. MICHIGAN ST.
                               MILWAUKEE, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                 ERIC M. BANHAZL
                              ADVISORS SERIES TRUST
                               615 E. MICHIGAN ST.
                               MILWAUKEE, WI 53202
                               -------------------
                     (Name and address of agent for service)


                                 (414) 765-5340
                                 --------------
              (Registrant's telephone number, including area code)


Date of fiscal year end:  NOVEMBER 30, 2006
                          -----------------


Date of reporting period:  NOVEMBER 30, 2006
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.


                                   [PIA LOGO]

                                    PIA FUNDS

                              - PIA BBB BOND FUND

                              - PIA MBS BOND FUND



                                  ANNUAL REPORT
                                NOVEMBER 30, 2006

Dear Shareholder:

We are pleased to provide you with this annual report for the period ended November 30, 2006 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the BBB Bond Fund and the MBS Bond Fund.

The economic recovery continued at a pace of 3% Gross Domestic Product (GDP) through the third quarter. The Consumer Price Index (CPI) increased by 2% year over year through November. The Federal Reserve continued to tighten monetary policy by raising the funds rate from 4.0% to 5.25% through June, then held it constant through November. Yields on 6-month treasury bills rose 78 basis points while yields on 5-year treasuries rose by 3 basis points and yields on 30-year treasuries declined by 13 basis points.

We believe that the PIA BBB Bond Fund and MBS Bond Fund provide our clients with a means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage-backed bonds. PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Fund.

PIA BBB BOND FUND

The return of the BBB Fund for the twelve month period ending November 30 was 6.44% compared to the Lehman Brothers Baa Credit Index return of 6.53%. The Fund's return approximated the benchmark index due to a strategy having a broad diversification of BBB issuers, industry sectors and range of maturities. The bonds held in the Fund represent over ninety different issuers.

PIA MBS BOND FUND

The inception date of this Fund was February 28, 2006. The return of the Fund for the nine month period ending November 30 was 4.86% compared to the Lehman Brothers MBS Fixed Rate Index return of 4.69%. The Fund's return approximated the benchmark index due to broad diversification of coupon and sector selection.

Please take a moment to review your fund(s)' statement of assets and liabilities and the results of operations for the twelve month period ended November 30. We look forward to reporting to you again with the semi-annual report dated May 2007.


/s/ Lloyd McAdams

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Brothers Baa Credit Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Lehman Brothers MBS Fixed Rate Index (The MBS Index) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae
(FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor 1/07

                                PIA BBB BOND FUND
                     PERFORMANCE RESULTS - NOVEMBER 30, 2006

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                  PIA BBB BOND FUND VS THE LEHMAN BROTHERS Baa
            CREDIT INDEX AND THE LEHMAN BROTHERS Baa CORPORATE INDEX

 [The following table was represented as a line chart in the printed material.]

                                           LEHMAN         LEHMAN
                                             Baa           Baa
                               FUND       CORPORATE       CREDIT
                              ------      ---------       ------
              9/25/2003       10,000        10,000        10,000
             11/30/2003        9,930         9,988        10,095
             11/30/2004       10,384        10,579        10,710
             11/30/2005       10,566        10,719        10,911
             11/30/2006       11,246        11,420        11,624

                                                               SINCE
AVERAGE ANNUAL TOTAL RETURN*                  1 YEAR         INCEPTION**
----------------------------                  ------         -----------
PIA BBB Bond Fund                              6.44%            3.76%
Lehman Brothers Baa Credit Index               6.53%            4.84%
Lehman Brothers Baa Corporate Index            6.53%            4.28%

      PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-251-1970.

      This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, September 25, 2003. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

      The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 following a $200,000 investment by the Adviser (Pacific Income Advisers - PIA). The Fund remained invested primarily in U.S. Treasury securities until mid January 2004 when PIA clients commenced investing in the Fund. At that time, the Fund began investing in BBB rated bonds. U.S. Treasury securities held in the Fund provided a lower return than BBB rated bonds for the period from inception to January 13, 2004 (1.62% for the Fund compared to 3.95% for the Lehman Baa Credit Index) as Baa spreads over Treasuries narrowed from 166 basis points to 136 basis points.

                                PIA BBB BOND FUND
               PERFORMANCE RESULTS - NOVEMBER 30, 2006 (CONTINUED)

      The Lehman Brothers Baa Credit Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government. The securities must be rated Baa/BBB by at least two of the following ratings agencies: Moody's, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

      The Lehman Brothers Baa Corporate Index includes only corporate sectors. The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations. The securities must be rated Baa/BBB by at least two of the following ratings agencies: Moody's, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

      Indices do not incur expenses and are not available for investment.

----------
* Average Annual Total Return represents the average change in account value over the periods indicated.
** The since inception returns for the Fund and the Lehman Baa Credit Index are from September 25, 2003 through November 30, 2006. The since inception return for the Lehman Baa Corporate Index is from September 30, 2003 through November 30, 2006.

                                PIA MBS BOND FUND
                     PERFORMANCE RESULTS - NOVEMBER 30, 2006

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
          PIA MBS BOND FUND VS THE LEHMAN BROTHERS MBS FIXED RATE INDEX

 [The following table was represented as a line chart in the printed material.]

                                                   LEHMAN
                                                  MBS FIXED
                                                    RATE
                                      FUND          INDEX
                                     ------        ------
                     2/28/2006       10,000        10,000
                     5/31/2006        9,909         9,897
                     8/31/2006       10,213        10,204
                     11/30/2006      10,486        10,469

                                                    SINCE
TOTAL RETURN                                      INCEPTION
------------                                      ---------
PIA MBS Bond Fund                                    4.86%
Lehman Brothers MBS Fixed Rate Index                 4.69%

      PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-251-1970.

      This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, February 28, 2006. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

      The Lehman Brothers MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae
(FNMA) and Freddie Mac (FHLMC). The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria.

      Indices do not incur expenses and are not available for investment.

                                    PIA FUNDS
                       EXPENSE EXAMPLE - NOVEMBER 30, 2006
                                   (UNAUDITED)

      As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/06 - 11/30/06).

ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and PIA MBS Bond Fund. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                                 BEGINNING          ENDING       DURING PERIOD
                                               ACCOUNT VALUE    ACCOUNT VALUE      6/1/06 -
                                                   6/1/06          11/30/06        11/30/06*
                                               -------------    -------------    -------------
PIA BBB BOND FUND
   Actual                                        $1,000.00        $1,075.30          $0.00
   Hypothetical (5% return before expenses)      $1,000.00        $1,025.07          $0.00

PIA MBS BOND FUND
   Actual                                        $1,000.00        $1,058.20          $0.00
   Hypothetical (5% return before expenses)      $1,000.00        $1,025.07          $0.00

----------
* Expenses are equal to the Funds' annualized expense ratios of 0.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

                                    PIA FUNDS
                                PIA BBB BOND FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2006
                                   (UNAUDITED)

INVESTMENTS BY SECTOR
As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

                 Cash Equivalents and Other Assets          5%
                 Basic Materials                            3%
                 Communications                            19%
                 Consumer Cyclical                          7%
                 Consumer Non-cyclical                      7%
                 Energy                                    12%
                 Financial                                 11%
                 Industrial                                11%
                 Sovereign Government                       5%
                 Technology                                 1%
                 U.S. Government                            1%
                 Utilities                                 18%

                                    PIA FUNDS
                                PIA MBS BOND FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2006
                                  (UNAUDITED)

INVESTMENTS BY ISSUER
As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

                 Cash Equivalents and Other Assets          1%
                 Federal Home Loan Mortgage Corp.          39%
                 Federal National Mortgage Assoc.          50%
                 Government National Mortgage Assoc.        8%
                 United States Treasury                     2%

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006

PIA BBB BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 93.8%
AEROSPACE/DEFENSE 2.3%
            Lockheed Martin Corp.
$  352,000      7.75%, due 5/1/26 ...........................      $    442,542
            Northrup Grumman Corp.
   420,000      7.75%, due 2/15/31 ..........................           538,624
            Raytheon Co.
   400,000      8.30%, due 3/1/10 ...........................           437,222
   250,000      7.20%, due 8/15/27 ..........................           300,488
                                                                   ------------
                                                                      1,718,876
                                                                   ------------
AUTO MANUFACTURERS 3.2%
            DaimlerChrysler NA Holding Corp.
 1,225,000      4.75%, due 1/15/08 ..........................         1,215,195
   670,000      7.30%, due 1/15/12 ..........................           718,698
   425,000      8.50%, due 1/18/31 ..........................           520,850
                                                                   ------------
                                                                      2,454,743
                                                                   ------------
BANKS 1.0%
            Zions Bancorp
   750,000      5.50%, due 11/16/15 .........................           751,915
                                                                   ------------
BUILDING MATERIALS 0.8%
            Hanson PLC
   300,000      6.125%, due 8/15/16 .........................           309,930
            Masco Corp.
   275,000      5.875%, due 7/15/12 .........................           278,582
                                                                   ------------
                                                                        588,512
                                                                   ------------
CHEMICALS 0.2%
            Lubrizol Corp.
   150,000      5.50%, due 10/1/14 ..........................           148,564
                                                                   ------------
CONSTRUCTION 1.3%
            Centex Corp.
   275,000      5.25%, due 6/15/15 ..........................           262,530
            CRH America, Inc.
   450,000      6.00%, due 9/30/16 ..........................           461,171
            Pulte Homes, Inc.
   250,000      7.875%, due 8/1/11 ..........................           273,372
                                                                   ------------
                                                                        997,073
                                                                   ------------
CONSUMER PRODUCTS 0.4%
            Fortune Brands, Inc.
   325,000      5.375%, due 1/15/16 .........................           313,417
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES 1.2%
            Capital One Bank
   925,000      5.75%, due 9/15/10 ..........................           946,882
                                                                   ------------
DIVERSIFIED MANUFACTURING 1.1%
            Tyco International Group SA
   770,000      6.00%, due 11/15/13 .........................           807,130
                                                                   ------------
ELECTRIC UTILITIES 17.9%
            AEP Texas Central Co.
   700,000      6.65%, due 2/15/33 ..........................           765,927
            Arizona Pub Service Co.
   655,000      5.80%, due 6/30/14 ..........................           663,565
            CenterPoint Energy
   675,000      7.75%, due 2/15/11 ..........................           734,646
            Cincinnati Gas & Electric Co.
   530,000      5.70%, due 9/15/12 ..........................           541,019
            Constellation Energy Group
   600,000      7.60%, due 4/1/32 ...........................           725,369
            Consumers Energy
   700,000      5.50%, due 8/15/16 ..........................           700,720
            Dominion Resources, Inc.
   750,000      5.15%, due 7/15/15 ..........................           739,967
            DTE Energy Co.
   750,000      7.05%, due 6/1/11 ...........................           804,105
            Exelon Corp.
   325,000      6.75%, due 5/1/11 ...........................           342,940
   350,000      5.625%, due 6/15/35 .........................           342,167
            FirstEnergy Corp.
   625,000      7.375%, due 11/15/31 ........................           739,428
            MidAmerican Energy Holdings Co.
   750,000      3.50%, due 5/15/08 ..........................           732,399
            NiSource Finance Corp.
   750,000      5.40%, due 7/15/14 ..........................           738,941
            Oncor Electric Delivery
   700,000      7.00%, due 5/1/32 ...........................           790,033


                       See notes to financial statements.

                                    PIA FUNDS
            SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006 (CONTINUED)

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES 17.9% (CONTINUED)
            Pacific Gas & Electric
$  685,000      6.05%, due 3/1/34 ...........................      $    716,331
            PPL Energy Supply, LLC
   400,000      6.40%, due 11/1/11 ..........................           419,186
            Progress Energy, Inc.
   673,000      7.10%, due 3/1/11 ...........................           725,623
            PSEG Power, LLC
   750,000      7.75%, due 4/15/11 ..........................           818,330
            Puget Sound Energy, Inc.
   375,000      6.274%, due 3/15/37 .........................           395,409
            Virginia Electric & Power Co.
   400,000      6.00%, due 1/15/36 ..........................           414,832
            XCEL Energy, Inc.
   700,000      7.00%, due 12/1/10 ..........................           746,260
                                                                   ------------
                                                                     13,597,197
                                                                   ------------
FINANCE - MORTGAGE LOANS 1.3%
            Residential Capital Corp.
   900,000      6.875%, due 6/30/15 .........................           962,367
                                                                   ------------
FOOD 4.3%
            ConAgra Foods, Inc.
   108,000      7.875%, due 9/15/10 .........................           117,845
   225,000      7.00%, due 10/1/28 ..........................           252,004
            General Mills, Inc.
   600,000      6.00%, due 2/15/12 ..........................           621,311
            H.J. Heinz Finance Co.
   325,000      6.00%, due 3/15/12 ..........................           332,977
            Kellogg Co.
   750,000      2.875%, due 6/1/08 ..........................           725,275
            Kroger Co.
   475,000      6.20%, due 6/15/12 ..........................           492,284
            Safeway, Inc.
   350,000      6.50%, due 3/1/11 ...........................           364,747
            Sara Lee Corp.
   400,000      2.75%, due 6/15/08 ..........................           384,330
                                                                   ------------
                                                                      3,290,773
                                                                   ------------
FOREST PRODUCTS & PAPER 1.9%
            International Paper Co.
   580,000      6.75%, due 9/1/11 ...........................           620,911
            Westvaco Corp.
   225,000      8.20%, due 1/15/30 ..........................           258,920
            Weyerhaeuser Co.
   400,000      5.95%, due 11/1/08 ..........................           404,987
   125,000      7.375%, due 3/15/32 .........................           134,890
                                                                   ------------
                                                                      1,419,708
                                                                   ------------
INSURANCE 1.6%
            Marsh & McLennan Cos., Inc.
   400,000      5.75%, due 9/15/15 ..........................           399,006
            WellPoint, Inc.
   600,000      6.80%, due 8/1/12 ...........................           645,193
   150,000      5.85%, due 1/15/36 ..........................           151,354
                                                                   ------------
                                                                      1,195,553
                                                                   ------------
MEDIA 9.6%
            CBS Corp.
   325,000      7.70%, due 7/30/10 ..........................           351,516
   325,000      7.875%, due 7/30/30 .........................           363,493
            Comcast Cable Communications, Inc.
   782,000      6.20%, due 11/15/08 .........................           798,690
   900,000      8.375%, due 3/15/13 .........................         1,036,967
            Comcast Corp.
 1,000,000      7.05%, due 3/15/33 ..........................         1,104,402
            Cox Communications, Inc.
   675,000      7.125%, due 10/1/12 .........................           729,646
            News America, Inc.
   775,000      6.20%, due 12/15/34 .........................           775,493
            Time Warner, Inc.
   655,000      9.125%, due 1/15/13 .........................           771,739
 1,235,000      6.875%, due 6/15/18 .........................         1,337,343
                                                                   ------------
                                                                      7,269,289
                                                                   ------------
MEDICAL INSTRUMENTS 0.2%
            Boston Scientific Corp.
   175,000      6.00%, due 6/15/11 ..........................           178,216
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
            SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006 (CONTINUED)

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MINING 0.5%
            Alcan, Inc.
$  400,000      4.875%, due 9/15/12 .........................      $    392,163
                                                                   ------------
OFFICE EQUIPMENT 0.7%
            Xerox Corp.
   500,000      6.40%, due 3/15/16 ..........................           520,145
                                                                   ------------
OIL & GAS 9.7%
            Anadarko Petroleum Corp.
   450,000      5.95%, due 9/15/16 ..........................           462,547
   150,000      6.45%, due 9/15/36 ..........................           159,408
            Atmos Energy Corp.
   175,000      4.95%, due 10/15/14 .........................           166,924
            Canadian Natural Resources
   400,000      6.00%, due 8/15/16 ..........................           410,752
   350,000      6.50%, due 2/15/37 ..........................           363,431
            Devon Energy Corp.
   225,000      7.95%, due 4/15/32 ..........................           284,032
            Devon Financing Corp., U.L.C.
   449,000      6.875%, due 9/30/11 .........................           480,555
            Encana Corp.
   400,000      6.50%, due 8/15/34 ..........................           428,729
            Encana Holdings Financial Corp.
   350,000      5.80%, due 5/1/14 ...........................           357,897
            Enterprise Products
   300,000      5.60%, due 10/15/14 .........................           299,176
   150,000      6.65%, due 10/15/34 .........................           157,142
            Hess Corp.
   150,000      6.65%, due 8/15/11 ..........................           158,017
   200,000      7.875%, due 10/1/29 .........................           241,291
            Kinder Morgan Energy Partners
   450,000      5.125%, due 11/15/14 ........................           434,633
   100,000      5.80%, due 3/15/35 ..........................            94,115
            Marathon Oil Corp.
   542,000      6.80%, due 3/15/32 ..........................           618,482
            Pemex Master Trust
   375,000      7.875%, due 2/1/09 ..........................           394,313
   450,000      7.375%, due 12/15/14 ........................           498,375
   500,000      8.625%, due 2/1/22 ..........................           618,750
            Petro-Canada
   250,000      5.95%, due 5/15/35 ..........................           247,419
            Valero Energy Corp.
   250,000      7.50%, due 4/15/32 ..........................           296,125
            XTO Energy, Inc.
   175,000      5.00%, due 1/31/15 ..........................           168,911
                                                                   ------------
                                                                      7,341,024
                                                                   ------------
PHARMACEUTICALS 0.3%
            Teva Pharmaceutical Finance, LLC
   200,000      6.15%, due 2/1/36 ...........................           201,991
                                                                   ------------
PIPELINES 1.6%
            Kinder Morgan, Inc.
   535,000      6.80%, due 3/1/08 ...........................           543,762
            ONEOK, Inc.
   350,000      5.20%, due 6/15/15 ..........................           334,322
            Texas Eastern Transmission Corp.
   300,000      7.00%, due 7/15/32 ..........................           349,250
                                                                   ------------
                                                                      1,227,334
                                                                   ------------
PRINTING 0.2%
            R.R. Donnelley & Sons Co.
   175,000      4.95%, due 4/1/14 ...........................           163,323
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS 6.0%
            EOP Operating LP
   875,000      4.75%, due 3/15/14 ..........................           868,394
            Healthcare Realty Trust
   723,000      8.125%, due 5/1/11 ..........................           794,299
            Hospitality Properties
   700,000      6.75%, due 2/15/13 ..........................           743,377
            iStar Financial, Inc.
   500,000      5.875%, due 3/15/16 .........................           504,573
            ProLogis
   800,000      5.75%, due 4/1/16 ...........................           814,259
            Simon Property Group LP
   850,000      5.10%, due 6/15/15 ..........................           842,302
                                                                   ------------
                                                                      4,567,204
                                                                   ------------
RETAIL 3.0%
            CVS Corp.
   750,000      4.875%, due 9/15/14 .........................           729,334


                       See notes to financial statements.

                                    PIA FUNDS
            SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006 (CONTINUED)

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
RETAIL 3.0% (CONTINUED)
            Federated Department Stores, Inc.
$  145,000      6.90%, due 4/1/29 ...........................      $    152,028
            J.C. Penney Co., Inc.
   475,000      8.00%, due 3/1/10 ...........................           512,431
   225,000      7.40%, due 4/1/37 ...........................           260,821
            Limited Brands, Inc.
   200,000      5.25%, due 11/1/14 ..........................           193,296
            Newell Rubbermaid, Inc.
   200,000      4.625%, due 12/15/09 ........................           196,740
            YUM! Brands, Inc.
   200,000      8.875%, due 4/15/11 .........................           227,037
                                                                   ------------
                                                                      2,271,687
                                                                   ------------
SAVINGS & LOANS 1.0%
            Washington Mutual, Inc.
   785,000      4.625%, due 4/1/14 ..........................           745,284
                                                                   ------------
SOVEREIGN 5.2%
            United Mexican States
   780,000      10.375%, due 2/17/09 ........................           865,800
   800,000      5.875%, due 1/15/14 .........................           824,400
 1,900,000      7.50%, due 4/8/33 ...........................         2,258,150
                                                                   ------------
                                                                      3,948,350
                                                                   ------------
TELECOMMUNICATIONS 9.3%
            British Telecom PLC
   350,000      8.375%, due 12/15/10 ........................           394,816
   350,000      8.875%, due 12/15/30 ........................           495,190
            CenturyTel, Inc.
   180,000      8.375%, due 10/15/10 ........................           196,614
            Embarq Corp.
   350,000      7.082%, due 6/1/16 ..........................           363,126
   350,000      7.995%, due 6/1/36 ..........................           379,925
            Koninklijke KPN NV
   695,000      8.00%, due 10/1/10 ..........................           757,926
            Nextel Communications
   700,000      7.375%, due 8/1/15 ..........................           723,457
            Sprint Capital Corp.
   450,000      6.125%, due 11/15/08 ........................           457,371
   850,000      6.875%, due 11/15/28 ........................           887,352
            Telecom Italia Capital
   875,000      5.25%, due 11/15/13 .........................           846,565
   425,000      6.375%, due 11/15/33 ........................           413,738
            Telefonica Europe BV
   500,000      7.75%, 9/15/10 ..............................           542,165
   500,000      8.25%, 9/15/30 ..............................           613,127
                                                                   ------------
                                                                      7,071,372
                                                                   ------------
TOBACCO 0.5%
            Altria Group, Inc.
   350,000      7.00%, due 11/4/13 ..........................           386,556
                                                                   ------------
TRANSPORTATION 4.8%
            Burlington Northern Santa Fe
   475,000      6.75%, due 7/15/11 ..........................           507,112
   225,000      6.20%, due 8/15/36 ..........................           241,164
            Canadian Pacific Railway Ltd.
   350,000      7.125%, due 10/15/31 ........................           422,421
            CSX Corp.
   240,000      7.95%, due 5/1/27 ...........................           305,479
            FedEx Corp.
   760,000      3.50%, due 4/1/09 ...........................           732,928
            Norfolk Southern Corp.
   525,000      7.05%, due 5/1/37 ...........................           632,371
            Union Pacific Corp.
   825,000      3.625%, due 6/1/10 ..........................           785,161
                                                                   ------------
                                                                      3,626,636
                                                                   ------------
UTILITIES - NATURAL GAS 1.0%
            Sempra Energy
   750,000      6.00%, due 2/1/13 ...........................           775,815
                                                                   ------------
WASTE DISPOSAL 1.7%
            Republic Services, Inc.
   650,000      6.75%, due 8/15/11 ..........................           689,344
            Waste Management, Inc.
   489,000      7.75%, due 5/15/32 ..........................           594,392
                                                                   ------------
                                                                     1,283,736
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
            (cost $70,324,085) ..............................        71,162,835
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
            SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006 (CONTINUED)

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT
INSTRUMENTALITIES 0.7%
U.S. TREASURY NOTES 0.7%
            U.S. Treasury Note
$  500,000      4.875%, due 8/15/16 .........................      $    515,879
                                                                   ------------
TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
            (cost $507,592) .................................           515,879
                                                                   ------------
SHORT-TERM INVESTMENTS 4.9%
   554,601  AIM STIT - Treasury Mutual Fund .................           554,601
            FHLB Discount Note
$3,145,000      Zero Coupon, due 12/1/06 ....................         3,145,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
            (cost $3,699,601) ...............................         3,699,601
                                                                   ------------
TOTAL INVESTMENTS
            (cost $74,531,278) ....................      99.4%       75,378,315
OTHER ASSETS LESS LIABILITIES .....................       0.6%          426,401
                                                                   ------------
TOTAL NET ASSETS ..................................     100.0%     $ 75,804,716
                                                                   ============

----------
FHLB - Federal Home Loan Bank

PIA MBS BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 97.5%
U.S. GOVERNMENT AGENCIES 97.5%
            FHLMC Pool
$  392,021      4.50%, due 5/1/20, #G18052 ..................      $    381,483
   103,915      4.50%, due 9/1/20, #J02502 ..................           101,122
   418,614      4.50%, due 3/1/21, #G18119 ..................           407,306
   444,546      5.00%, due 3/1/21, #G18105 ..................           440,317
   195,080      4.50%, due 4/1/21, #G18125 ..................           189,836
   291,492      5.50%, due 4/1/21, #J01570 ..................           293,001
   483,373      4.50%, due 5/1/21, #J01723 ..................           470,316
   293,337      5.00%, due 5/1/21, #G12210 ..................           290,597
   500,001      6.00%, due 6/1/21, #G18124 ..................           508,770
   727,127      5.00%, due 7/1/21, #J03048 ..................           720,211
   159,885      6.00%, due 7/1/21, #J03089 ..................           162,689
 1,100,001      4.50%, due 9/1/21, #G12378 ..................         1,070,430
   494,797      5.50%, due 9/1/21, #J03360 ..................           497,358
   700,000      5.00%, due 11/1/21, #G18160 .................           693,342
    52,589      6.50%, due 5/1/32, #C01351 ..................            53,946
   129,533      5.50%, due 6/1/33, #G01563 ..................           129,436
    52,056      5.50%, due 4/1/35, #A32022 ..................            51,925
    43,853      5.50%, due 5/1/35, #B31639 ..................            43,743
 1,490,271      5.00%, due 8/1/35, #A36351 ..................         1,457,422
   394,219      5.00%, due 8/1/35, #A36842 ..................           385,529
   700,000      5.50%, due 8/1/35, #A36561 ..................           698,239
   200,000      5.00%, due 10/1/35, #A47296 .................           195,591
 1,199,881      5.00%, due 10/1/35, #G01940 .................         1,173,433
   483,931      5.00%, due 11/1/35, #A39665 .................           473,264
    56,109      5.00%, due 12/1/35, #A40268 .................            54,872
   196,199      5.00%, due 12/1/35, #A40879 .................           191,874
    54,834      6.50%, due 12/1/35, #A40791 .................            55,981
   400,040      5.00%, due 1/1/36, #A41712 ..................           391,222
   290,260      5.00%, due 1/1/36, #G08104 ..................           283,862
   168,985      7.00%, due 1/1/36, #G02048 ..................           173,919
   109,728      5.00%, due 2/1/36, #A42902 ..................           107,309
 1,999,801      5.50%, due 2/1/36, #G02031 ..................         1,994,772
   187,353      6.00%, due 2/1/36, #A42669 ..................           189,509
    24,923      5.00%, due 3/1/36, #A43419 ..................            24,365
   825,336      5.00%, due 3/1/36, #A43658 ..................           806,873
   257,204      5.00%, due 3/1/36, #A43750 ..................           251,905
   233,349      5.00%, due 3/1/36, #A44035 ..................           228,129


                       See notes to financial statements.

                                    PIA FUNDS
            SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006 (CONTINUED)

PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 97.5% (CONTINUED)
            FHLMC Pool (continued)
$  230,958      5.50%, due 3/1/36, #A43698 ..................      $    230,266
   678,110      5.50%, due 3/1/36, #A43942 ..................           676,078
   222,666      5.50%, due 3/1/36, #G08116 ..................           221,999
    44,274      5.00%, due 4/1/36, #A44893 ..................            43,284
    96,961      5.50%, due 4/1/36, #G08122 ..................            96,670
    39,673      6.00%, due 4/1/36, #A44949 ..................            40,138
   330,500      6.50%, due 4/1/36, #G08124 ..................           337,359
   709,085      5.50%, due 5/1/36, #G08128 ..................           706,961
   135,063      6.00%, due 5/1/36, #A49171 ..................           136,617
    98,000      5.00%, due 6/1/36, #G02243 ..................            95,840
   790,958      5.50%, due 6/1/36, #A54791 ..................           788,589
   295,691      6.00%, due 6/1/36, #A49880 ..................           299,094
   348,272      5.00%, due 7/1/36, #A50310 ..................           340,481
   497,097      5.50%, due 7/1/36, #A50785 ..................           495,607
   163,236      6.00%, due 7/1/36, #A50416 ..................           165,114
   600,000      6.50%, due 7/1/36, #A51400 ..................           612,453
   393,956      5.00%, due 8/1/36, #A51601 ..................           385,272
   698,267      5.00%, due 8/1/36, #G08159 ..................           682,646
   996,138      5.50%, due 8/1/36, #A51093 ..................           993,154
   153,613      5.50%, due 8/1/36, #G08145 ..................           153,153
   388,808      6.00%, due 8/1/36, #A51786 ..................           393,283
   508,435      6.00%, due 8/1/36, #A52006 ..................           514,286
   291,745      6.50%, due 8/1/36, #A51337 ..................           297,800
   299,970      5.50%, due 9/1/36, #A52142 ..................           299,072
   249,501      5.50%, due 9/1/36, #A52669 ..................           248,754
   399,222      6.00%, due 9/1/36, #A52645 ..................           403,816
   299,770      6.50%, due 9/1/36, #A53507 ..................           305,992
   500,000      6.50%, due 9/1/36, #G02375 ..................           510,377
   154,643      5.50%, due 10/1/36, #A52878 .................           154,179
   691,645      5.50%, due 10/1/36, #A52931 .................           689,573
   904,090      5.50%, due 10/1/36, #A53127 .................           901,382
   349,975      5.50%, due 10/1/36, #A53146 .................           348,926
   500,050      5.50%, due 10/1/36, #A53882 .................           499,675
   398,344      6.00%, due 10/1/36, #G08156 .................           402,928
   845,890      5.00%, due 11/1/36, #A53678 .................           826,967
   500,000      5.00%, due 11/1/36, #A54276 .................           488,815
 1,500,150      5.50%, due 11/1/36, #G08160 .................         1,495,656
 2,000,000      6.00%, due 11/1/36, #A53729 .................         2,023,017
   200,000      6.00%, due 11/1/36, #A54224 .................           202,302
 1,300,000      6.00%, due 11/1/36, #A55103 .................         1,314,961
            FHLMC TBA (a)
 1,500,000      6.50%, due 12/15/36 .........................         1,530,937
            FNMA Pool
   294,054      5.00%, due 4/1/19, #770788 ..................           291,823
   148,783      4.50%, due 8/1/20, #835221 ..................           144,916
   396,060      4.50%, due 10/1/20, #842732 .................           385,765
   700,000      4.50%, due 12/1/20, #813954 .................           681,806
   265,553      4.50%, due 1/1/21, #845159 ..................           258,651
   165,209      5.00%, due 1/1/21, #811537 ..................           163,777
   191,317      5.50%, due 1/1/21, #849074 ..................           192,426
   383,151      4.50%, due 2/1/21, #845437 ..................           373,192
   576,034      5.00%, due 2/1/21, #865191 ..................           571,042
   150,016      5.00%, due 4/1/21, #256199 ..................           148,683
   282,301      5.50%, due 4/1/21, #869868 ..................           283,939
   298,065      5.00%, due 5/1/21, #879112 ..................           295,417
   195,615      5.00%, due 5/1/21, #884422 ..................           193,876
   737,642      4.50%, due 7/1/21, #845515 ..................           718,409
   144,814      6.00%, due 7/1/21, #896586 ..................           147,490
   198,014      5.00%, due 9/1/21, #893534 ..................           196,254
   700,000      5.50%, due 10/1/21, #905090 .................           704,061
   300,000      6.00%, due 10/1/21, #902303 .................           305,543
   700,000      5.00%, due 11/1/21, #904659 .................           693,779
    48,975      5.50%, due 9/1/33, #729928 ..................            48,919
    58,706      5.50%, due 9/1/33, #741862 ..................            58,639
    47,546      6.00%, due 8/1/34, #790162 ..................            48,142
   205,336      5.50%, due 5/1/35, #824531 ..................           204,754
    68,704      6.00%, due 5/1/35, #735501 ..................            69,487
   166,103      6.00%, due 6/1/35, #825644 ..................           167,996
   231,539      7.00%, due 7/1/35, #826251 ..................           238,002
    31,806      5.00%, due 9/1/35, #832483 ..................            31,092
   400,000      7.00%, due 9/1/35, #842290 ..................           411,167
    30,716      5.00%, due 10/1/35, #836361 .................            30,027
    98,372      4.50%, due 11/1/35, #256032 .................            93,646
    39,673      5.00%, due 11/1/35, #844809 .................            38,782
   423,847      6.50%, due 11/1/35, #844071 .................           432,731
    26,780      5.00%, due 12/1/35, #850739 .................            26,179


                       See notes to financial statements.

                                    PIA FUNDS
            SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006 (CONTINUED)

PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 97.5% (CONTINUED)
            FNMA Pool (continued)
$  290,528      5.00%, due 12/1/35, #852482 .................      $    284,006
    44,764      5.50%, due 12/1/35, #849500 .................            44,638
   300,000      6.00%, due 12/1/35, #848451 .................           303,419
   244,987      6.50%, due 12/1/35, #843585 .................           250,121
   537,322      5.00%, due 1/1/36, #850566 ..................           525,259
   661,429      5.00%, due 1/1/36, #866592 ..................           646,580
   238,154      5.50%, due 1/1/36, #851717 ..................           237,366
    48,204      6.00%, due 1/1/36, #256060 ..................            48,753
   389,065      5.50%, due 2/1/36, #831357 ..................           387,778
    70,345      6.50%, due 2/1/36, #852958 ..................            71,805
   161,409      6.50%, due 2/1/36, #878673 ..................           164,759
   124,662      7.00%, due 2/1/36, #865190 ..................           128,142
   227,800      5.00%, due 3/1/36, #852270 ..................           222,633
   223,095      5.50%, due 3/1/36, #863684 ..................           222,357
   191,190      5.00%, due 4/1/36, #831421 ..................           186,853
   192,676      5.00%, due 4/1/36, #852919 ..................           188,305
    99,404      6.00%, due 4/1/36, #871954 ..................           100,537
 3,273,248      5.00%, due 5/1/36, #745515 ..................         3,199,764
   669,283      5.00%, due 5/1/36, #867439 ..................           654,102
   398,271      5.00%, due 5/1/36, #872638 ..................           389,237
   396,888      5.00%, due 5/1/36, #884217 ..................           387,885
   311,116      5.00%, due 5/1/36, #895554 ..................           304,059
 2,600,001      5.50%, due 5/1/36, #852527 ..................         2,591,400
   566,246      6.00%, due 5/1/36, #871348 ..................           572,586
   588,626      5.50%, due 6/1/36, #256269 ..................           586,679
   398,126      5.50%, due 6/1/36, #884803 ..................           396,997
   985,765      6.00%, due 6/1/36, #831541 ..................           996,802
   345,653      6.50%, due 6/1/36, #882082 ..................           352,827
   298,600      5.00%, due 7/1/36, #886322 ..................           291,827
   298,793      5.50%, due 7/1/36, #892443 ..................           297,804
   199,252      6.00%, due 7/1/36, #885506 ..................           201,483
   146,241      6.00%, due 7/1/36, #891794 ..................           147,878
   389,863      6.50%, due 7/1/36, #883005 ..................           397,954
   398,220      5.00%, due 8/1/36, #895093 ..................           389,280
   492,100      5.50%, due 8/1/36, #256359 ..................           490,472
    99,703      5.50%, due 8/1/36, #658743 ..................            99,373
   996,690      5.50%, due 8/1/36, #817794 ..................           993,392
   842,873      5.50%, due 8/1/36, #893295 ..................           840,085
   299,181      6.00%, due 8/1/36, #895105 ..................           302,530
   300,001      6.50%, due 8/1/36, #886451 ..................           306,227
   230,500      6.50%, due 8/1/36, #887017 ..................           235,284
   475,415      6.50%, due 8/1/36, #897208 ..................           485,282
   600,001      6.50%, due 8/1/36, #903188 ..................           612,453
   398,533      5.00%, due 9/1/36, #886899 ..................           389,493
   498,480      5.00%, due 9/1/36, #886921 ..................           487,173
   519,776      5.00%, due 9/1/36, #893569 ..................           507,986
   798,252      5.00%, due 9/1/36, #893621 ..................           780,145
   880,762      5.50%, due 9/1/36, #256403 ..................           877,848
   498,395      5.50%, due 9/1/36, #893570 ..................           496,746
   792,918      5.50%, due 9/1/36, #896444 ..................           790,295
   500,000      5.50%, due 9/1/36, #900348 ..................           498,346
   690,083      6.00%, due 9/1/36, #893427 ..................           697,810
    97,924      6.50%, due 9/1/36, #887432 ..................            99,957
 1,000,000      5.50%, due 10/1/36, #831845 .................           996,691
 1,000,002      5.50%, due 10/1/36, #893087 .................           996,694
    66,002      6.00%, due 10/1/36, #894203 .................            66,741
   500,000      6.00%, due 10/1/36, #894999 .................           505,598
 1,500,001      6.00%, due 10/1/36, #897174 .................         1,516,795
   196,880      6.00%, due 10/1/36, #903770 .................           199,084
   388,915      5.00%, due 11/1/36, #898813 .................           380,093
   999,901      5.00%, due 11/1/36, #902436 .................           977,220
 1,000,000      5.50%, due 11/1/36, #898814 .................           996,692
 1,000,000      5.50%, due 11/1/36, #904104 .................           996,692
   400,000      5.50%, due 11/1/36, #904906 .................           398,677
    53,267      6.00%, due 11/1/36, #902663 .................            53,863
 1,784,982      6.00%, due 11/1/36, #903964 .................         1,804,967
   435,416      5.00%, due 12/1/36, #256537 .................           425,539
 1,500,000      5.50%, due 12/1/36, #256513 .................         1,495,038
   800,000      6.00%, due 12/1/36, #902865 .................           808,957
            FNMA TBA (a)
 1,000,000      6.00%, due 12/15/36 .........................         1,010,938
            GNMA Pool
   127,524      7.00%, due 9/15/35, #647831 .................           131,937
   298,534      5.00%, due 10/15/35, #642220 ................           293,887
   296,273      5.00%, due 11/15/35, #550718 ................           291,661
   250,444      5.50%, due 11/15/35, #650091 ................           251,014


                       See notes to financial statements.

                                    PIA FUNDS
            SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006 (CONTINUED)

PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 97.5% (CONTINUED)
            GNMA Pool (continued)
$  194,708      5.50%, due 12/15/35, #646307 ................      $    195,151
   152,019      5.50%, due 2/15/36, #652942 .................           152,335
   377,363      6.00%, due 2/15/36, #649384 .................           383,572
   449,845      5.50%, due 3/15/36, #653730 .................           450,781
   196,105      5.50%, due 4/15/36, #648115 .................           196,513
   393,500      5.50%, due 4/15/36, #652534 .................           394,319
   495,672      6.00%, due 4/15/36, #652510 .................           503,828
   128,642      6.50%, due 4/15/36, #655329 .................           132,273
   194,126      5.00%, due 5/15/36, #651939 .................           191,072
   299,013      5.50%, due 5/15/36, #655520 .................           299,635
   150,154      5.50%, due 5/15/36, #655532 .................           150,466
   195,950      5.00%, due 6/15/36, #608952 .................           192,867
   700,000      6.50%, due 6/15/36, #652593 .................           719,756
   378,022      5.50%, due 7/15/36, #608993 .................           378,808
   199,252      6.00%, due 7/15/36, #654930 .................           202,531
   297,006      6.00%, due 7/15/36, #656064 .................           301,893
   299,671      5.50%, due 8/15/36, #654937 .................           300,295
   221,978      5.50%, due 8/15/36, #656475 .................           222,439
   199,591      5.50%, due 9/15/36, #651880 .................           200,006
   299,488      6.50%, due 9/15/36, #598830 .................           307,940
   600,000      6.00%, due 11/15/36, #608450 ................           609,873
   500,000      6.00%, due 11/15/36, #657270 ................           508,227
                                                                   ------------
                                                                     93,403,913
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
                (cost $91,905,899)                                   93,403,913
                                                                   ------------
U.S. GOVERNMENT
INSTRUMENTALITIES 1.8%
U.S. TREASURY NOTES 1.8%
            U.S. Treasury Note
 1,700,000      4.50%, due 9/30/11 ..........................         1,703,852
                                                                   ------------
TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
                (cost $1,696,563) ...........................         1,703,852
                                                                   ------------

--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 3.1%
   553,034  AIM STIT - Treasury Mutual Fund .................           553,034
            FHLB Discount Note
$2,402,000      Zero Coupon, due 12/1/06 ....................         2,402,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
            (cost $2,955,034) ...............................         2,955,034
                                                                   ------------
TOTAL INVESTMENTS
            (cost $96,557,496) ....................     102.4%       98,062,799
LIABILITIES LESS OTHER ASSETS .....................      (2.4)%      (2,267,772)
                                                                   ------------
TOTAL NET ASSETS ..................................     100.0%     $ 95,795,027
                                                                   ============

----------
(a) Security purchased on a when-issued basis. On November 30, 2006, the total cost of investments purchased on a when-issued basis was $2,534,707 or 2.6% of total net assets.

      FHLB - Federal Home Loan Bank
      FHLMC - Federal Home Loan Mortgage Corporation
      FNMA - Federal National Mortgage Association
      GNMA - Government National Mortgage Association
      TBA - To Be Announced


                       See notes to financial statements.

                                    PIA FUNDS
            STATEMENTS OF ASSETS AND LIABILITIES - NOVEMBER 30, 2006

                                                                    BBB BOND FUND      MBS BOND FUND
                                                                    --------------------------------
ASSETS:
   Investments in securities, at value
      (cost $74,531,278 and $96,557,496, respectively) ...........   $ 75,378,315       $ 98,062,799
   Receivable for securities sold ................................      1,768,838                 --
   Receivable for fund shares sold ...............................         20,372             77,699
   Interest receivable ...........................................      1,114,972            432,046
   Due from investment adviser ...................................         14,540              9,992
   Prepaid expenses ..............................................         12,393             15,808
                                                                     ------------       ------------
      Total assets ...............................................     78,309,430         98,598,344
                                                                     ------------       ------------
LIABILITIES:
   Payable for securities purchased ..............................      2,232,732          2,534,707
   Payable for fund shares redeemed ..............................         62,341             57,140
   Dividends payable .............................................        170,655            177,316
   Administration fees ...........................................          1,233              2,189
   Custody fees ..................................................          2,087                283
   Transfer agent fees and expenses ..............................          4,200              3,367
   Fund accounting fees ..........................................          7,170              6,150
   Professional fees .............................................         19,469             18,461
   Chief Compliance Officer fee ..................................            697                301
   Accrued expenses and other liabilities ........................          4,130              3,403
                                                                     ------------       ------------
      Total liabilities ..........................................      2,504,714          2,803,317
                                                                     ------------       ------------
      Net Assets .................................................   $ 75,804,716       $ 95,795,027
                                                                     ============       ============
NET ASSETS CONSIST OF:
   Shares of beneficial interest, par value $0.01 per share;
      unlimited shares authorized ................................   $ 77,323,215       $ 94,255,081
   Undistributed net investment income ...........................         36,556             13,864
   Accumulated net realized gain/(loss) on investments ...........     (2,402,092)            20,779
   Net unrealized appreciation on investments ....................        847,037          1,505,303
                                                                     ------------       ------------
      Net Assets .................................................   $ 75,804,716       $ 95,795,027
                                                                     ============       ============
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE ....................................   $       9.69       $      10.14
                                                                     ============       ============
SHARES OUTSTANDING ...............................................      7,824,812          9,451,214
                                                                     ============       ============


                       See notes to financial statements.

                                    PIA FUNDS
            STATEMENTS OF OPERATIONS - PERIOD ENDED NOVEMBER 30, 2006

                                                                    BBB BOND FUND      MBS BOND FUND*
                                                                    --------------------------------
INVESTMENT INCOME:
   Interest ......................................................   $  4,443,792       $  1,241,628
                                                                     ------------       ------------
   Total investment income .......................................      4,443,792          1,241,628
                                                                     ------------       ------------
EXPENSES:
   Fund accounting fees (Note 3) .................................         44,926             27,878
   Professional fees .............................................         25,807             20,762
   Transfer agent fees and expenses (Note 3) .....................         24,038             13,675
   Registration fees .............................................         22,954             16,129
   Administration fees (Note 3) ..................................         15,001             12,270
   Custody fees (Note 3) .........................................         12,320              6,059
   Insurance .....................................................          9,623              2,637
   Trustees' fees ................................................          9,301              6,742
   Chief Compliance Officer fee (Note 3) .........................          5,428              1,004
   Reports to shareholders .......................................          4,494              1,561
   Miscellaneous .................................................          4,380              1,250
                                                                     ------------       ------------
      Total expenses .............................................        178,272            109,967
   Less: Expense reimbursement from adviser (Note 3) .............       (178,272)          (109,967)
                                                                     ------------       ------------
      Net expenses ...............................................             --                 --
                                                                     ------------       ------------
      Net investment income ......................................      4,443,792          1,241,628
                                                                     ------------       ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments .......................     (1,984,142)             1,788
   Net change in unrealized appreciation on investments ..........      2,039,616          1,505,303
                                                                     ------------       ------------
      Net gain on investments ....................................         55,474          1,507,091
                                                                     ------------       ------------
   Net increase in net assets resulting from operations ..........   $  4,499,266       $  2,748,719
                                                                     ============       ============

----------
*     Commencement of operations on February 28, 2006.


                       See notes to financial statements.

                                    PIA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        BBB BOND FUND               MBS BOND FUND
                                                                             -------------------------------------------------------
                                                                                Year Ended         Year Ended     February 28, 2006*
                                                                                 Nov. 30,           Nov. 30,           through
                                                                                   2006               2005          Nov. 30, 2006
                                                                             -------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS:
   Net investment income ...................................................   $  4,443,792       $  2,989,236       $  1,241,628
   Net realized gain/(loss) on investments .................................     (1,984,142)          (404,866)             1,788
   Net change in unrealized appreciation/(depreciation) on investments .....      2,039,616         (1,939,107)         1,505,303
                                                                               ------------       ------------       ------------
   Net increase in net assets resulting from operations ....................      4,499,266            645,263          2,748,719
                                                                               ------------       ------------       ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from net investment income ................................     (4,432,141)        (2,973,925)        (1,208,773)
   Distributions from net realized gains ...................................             --            (44,565)                --
                                                                               ------------       ------------       ------------
   Total distributions .....................................................     (4,432,141)        (3,018,490)        (1,208,773)
                                                                               ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from shares sold ...........................................     29,862,132         43,268,993         97,916,472
   Distributions reinvested ................................................      1,934,744            640,185            792,202
   Payment for shares redeemed .............................................    (37,906,106)        (8,917,181)        (4,453,593)
                                                                               ------------       ------------       ------------
   Net increase/(decrease) in net assets from capital share transactions ...     (6,109,230)        34,991,997         94,255,081
                                                                               ------------       ------------       ------------
   Total increase/(decrease) in net assets .................................     (6,042,105)        32,618,770         95,795,027

NET ASSETS, BEGINNING OF PERIOD ............................................     81,846,821         49,228,051                 --
                                                                               ------------       ------------       ------------
NET ASSETS, END OF PERIOD ..................................................   $ 75,804,716       $ 81,846,821       $ 95,795,027
                                                                               ============       ============       ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME OF ............................   $     36,556       $     24,905       $     13,864
                                                                               ============       ============       ============
TRANSACTIONS IN SHARES:
   Shares sold .............................................................      3,134,795          4,391,203          9,815,196
   Shares issued on reinvestment of distributions ..........................        204,022             65,329             79,164
   Shares redeemed .........................................................     (4,018,253)          (903,289)          (443,146)
                                                                               ------------       ------------       ------------
   Net increase/(decrease) in shares outstanding ...........................       (679,436)         3,553,243          9,451,214
                                                                               ============       ============       ============

----------
*     Commencement of operations.


                       See notes to financial statements.

                                    PIA FUNDS
                                  BBB BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED   SEPT. 25, 2003*
                                                                     NOV. 30,        NOV. 30,        NOV. 30,        THROUGH
                                                                       2006            2005            2004       NOV. 30, 2003
                                                                  --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ...........................    $     9.62      $     9.94      $     9.93      $    10.00
                                                                    ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................................          0.53            0.49            0.38            0.06
Net realized and unrealized gain/(loss) on investments .........          0.06           (0.31)           0.06           (0.13)
                                                                    ----------      ----------      ----------      ----------
Total from investment operations ...............................          0.59            0.18            0.44           (0.07)
                                                                    ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS:
Distributions from net investment income .......................         (0.52)          (0.49)          (0.43)             --
Distributions from net realized gains ..........................            --           (0.01)             --              --
                                                                    ----------      ----------      ----------      ----------
Total distributions ............................................         (0.52)          (0.50)          (0.43)             --
                                                                    ----------      ----------      ----------      ----------
Net asset value, end of period .................................    $     9.69      $     9.62      $     9.94      $     9.93
                                                                    ==========      ==========      ==========      ==========
TOTAL RETURN ...................................................          6.44%           1.75%           4.57%          (0.70)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........................    $   75,805      $   81,847      $   49,228      $      199
Ratio of expenses to average net assets:
   Net of expense reimbursement ................................          0.00%           0.00%           0.00%           0.00%+
   Before expense reimbursement ................................          0.22%           0.28%           0.72%         224.56%+
Ratio of net investment income/(loss) to average net assets:
   Net of expense reimbursement ................................          5.49%           5.09%           4.86%           3.16%+
   Before expense reimbursement ................................          5.27%           4.81%           4.14%        (221.40)%+
Portfolio turnover rate ........................................           112%            104%            202%             87%++

----------
*     Commencement of operations.
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.


                       See notes to financial statements.

                                    PIA FUNDS
                                  MBS BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                             FEBRUARY 28, 2006*
                                                                   THROUGH
                                                                NOV. 30, 2006
                                                             ------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ......................       $   10.00
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................................            0.34
Net realized and unrealized gain on investments ...........            0.13
                                                                  ---------
Total from investment operations ..........................            0.47
                                                                  ---------
LESS DISTRIBUTIONS:
Distributions from net investment income ..................           (0.33)
                                                                  ---------
Net asset value, end of period ............................       $   10.14
                                                                  =========
TOTAL RETURN ..............................................            4.86%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................       $  95,795
Ratio of expenses to average net assets:
   Net of expense reimbursement ...........................            0.00%+
   Before expense reimbursement ...........................            0.48%+
Ratio of net investment income to average net assets:
   Net of expense reimbursement ...........................            5.46%+
   Before expense reimbursement ...........................            4.98%+
Portfolio turnover rate ...................................              19%++

----------
*     Commencement of operations.
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.


                       See notes to financial statements.

                                    PIA FUNDS
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006

NOTE 1. ORGANIZATION

      The PIA BBB Bond Fund and the PIA MBS Bond Fund (the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the "BBB Bond Fund") is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor's Rating Group or the Baa category by Moody's Investors Services. The investment objective of the PIA MBS Bond Fund (the "MBS Bond Fund") is to provide a total rate of return that approximates that of mortgage-backed securities ("MBS") included in the Lehman Brothers MBS Fixed Rate Index. The BBB Bond Fund and MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Investments in other mutual funds are valued at their net asset value.

      REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds' net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to "rollover" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

      FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (CONTINUED)

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

      GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

      RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2006, the BBB Bond Fund increased accumulated net realized loss and paid-in capital by $1, and the MBS Bond Fund decreased undistributed net investment income and increased accumulated net realized gain by $18,991.

      NEW ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser a fee. However, investors in the Funds will be charged management fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in "wrap-fee" programs pay fees to the program sponsor, who in turn pays fees to the Adviser. For the period ended November 30, 2006, the Funds incurred no investment advisory fees.

      The Funds are responsible for their own operating expenses. PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets. The Adviser will continue the expense reimbursements for an indefinite period, but may discontinue reimbursing the Funds at any time. The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance of the discontinuance. The Adviser may not recoup expense reimbursements in future periods. For the period ended November 30, 2006, the Adviser absorbed Fund expenses in the amount of $178,272 and $109,967 for the BBB Bond Fund and MBS Bond Fund, respectively.

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (CONTINUED)

and reviews the Funds' expense accruals. For the period ended November 30, 2006, the BBB Bond Fund and MBS Bond Fund incurred $15,001 and $12,270 in administration fees, respectively.

      U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. For the period ended November 30, 2006, the BBB Bond Fund and MBS Bond Fund incurred $44,926 and $27,878 in fund accounting fees, respectively and $15,000 and $11,250 in transfer agent fees, respectively. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian. For the period ended November 30, 2006, the BBB Bond Fund and MBS Bond Fund incurred $12,320 and $6,059 in custody fees, respectively.

      Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Trust are employees of the Administrator.

      For the period ended November 30, 2006, the BBB Bond Fund and MBS Bond Fund were allocated $5,428 and $1,004 of the Chief Compliance Officer fee, respectively.

NOTE 4. PURCHASES AND SALES OF SECURITIES

      For the period ended November 30, 2006, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $58,405,539 and $62,916,610, respectively, for the BBB Bond Fund and $95,623,074 and $3,730,236, respectively, for the MBS Bond Fund. Purchases and sales of U.S. government obligations for the period ended November 30, 2006 were $27,590,144 and $28,940,660, respectively, for the BBB Bond Fund and $3,908,939 and $2,211,329, respectively, for the MBS Bond Fund.

NOTE 5. LINE OF CREDIT

      The BBB Bond Fund has a line of credit in the amount of $12,500,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the BBB Bond Fund's custodian, U.S. Bank, N.A. During the year ended November 30, 2006, the BBB Bond Fund did not draw upon the line of credit.

NOTE 6. FEDERAL INCOME TAX INFORMATION

      Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and paydowns.

      As of November 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                BBB BOND FUND   MBS BOND FUND
                                                -------------   -------------
    Cost of investments ....................     $74,740,018     $96,557,496
                                                 ===========     ===========
    Gross tax unrealized appreciation ......     $ 1,322,629     $ 1,505,303
    Gross tax unrealized depreciation ......        (684,332)             --
                                                 -----------     -----------
    Net tax unrealized appreciation ........     $   638,297     $ 1,505,303
                                                 ===========     ===========
    Undistributed ordinary income ..........     $    36,556     $    34,643
    Undistributed long-term capital gains ..              --              --
                                                 -----------     -----------
    Total distributable earnings ...........     $    36,556     $    34,643
                                                 ===========     ===========
    Other accumulated gains/(losses) .......     $(2,193,352)    $        --
                                                 -----------     -----------
    Total accumulated earnings/(losses) ....     $(1,518,499)    $ 1,539,946
                                                 ===========     ===========

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (CONTINUED)

      At November 30, 2006, the BBB Bond Fund had accumulated a capital loss carryforward of $2,193,352, of which $373,955 expires in 2013 and $1,819,397 expires in 2014. To the extent the BBB Bond Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward.

      The tax character of distributions paid during the period ended November 30, 2006 and the fiscal year ended November 30, 2005 was as follows:

                                 BBB BOND FUND              MBS BOND FUND
                          -----------------------------     -------------
                          Nov. 30, 2006   Nov. 30, 2005     Nov. 30, 2006
                          -------------   -------------     -------------
      Ordinary income       $4,432,141      $3,018,490        $1,208,773

      Ordinary income distributions may include dividends paid from short-term capital gains.

NOTE 7. MERGERS AND REORGANIZATIONS

      On December 23, 2004, the shareholders of the PIA BBB Bond Fund (the "Fund") approved the reorganization of the Fund from the PIA Mutual Fund, a Massachusetts business trust, into a newly formed series of the Advisors Series Trust ("AST") by the following totals:

      Total shares on record date (10/15/04)    4,752,133
      Total shares voted                        3,508,803      (73.84%)
      Total shares voted for                    3,508,803      (73.84%)
      Total shares voted against                        0       (0.00%)
      Total shares voted abstain                        0       (0.00%)

      The Fund merged into a newly formed shell portfolio of AST. This shell portfolio was formed solely to acquire the assets and liabilities of the Fund in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Fund at the time of transfer were $50,155,078 and $1,270,931, respectively.

NOTE 8. OTHER TAX INFORMATION (UNAUDITED)

      For the period ended November 30, 2006, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the period ended November 30, 2006 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA BBB Bond Fund
PIA MBS Bond Fund

We have audited the accompanying statements of assets and liabilities of the PIA BBB Bond Fund and PIA MBS Bond Fund, each a series of Advisors Series Trust (the "Trust"), including the schedules of investments, as of November 30, 2006, and the related statements of operations for the year then ended, (with respect to the PIA MBS Bond Fund, the period from February 28, 2006 (commencement of operations) to November 30, 2006), and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, (with respect to the PIA MBS Bond Fund, for the period from February 28, 2006 to November 30, 2006). These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the PIA BBB Bond Fund for the year ended November 30, 2004 and for the period September 25, 2003 to November 30, 2003 have been audited by other auditors, whose report dated January 25, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Advisor Series Trust, as of November 30, 2006, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 12, 2007

                                    PIA FUNDS
                   NOTICE TO SHAREHOLDERS - NOVEMBER 30, 2006
                                   (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

      The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                    PIA FUNDS
           INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2006
                                   (UNAUDITED)

      This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                                                                       TRUSTEE          NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER                                                              OF FUNDS              OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS                                                            SINCE*              FUND COMPLEX**
------------------------------------------------------------------------------------------------------------------------------------
Walter E. Auch, Born 1921                                                                        1997                     4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago Board Options
Exchange and former President of Paine Webber.
Other Directorships: Nicholas-Applegate Funds,
Citigroup Funds, Pimco Advisors LLP, Senele Group and UBS Management
------------------------------------------------------------------------------------------------------------------------------------
James Clayburn LaForce, Born 1928                                                                2002                     4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, Arena Pharmaceuticals and Cancervax
------------------------------------------------------------------------------------------------------------------------------------
Donald E. O'Connor, Born 1936                                                                    1997                     4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds
------------------------------------------------------------------------------------------------------------------------------------
George J. Rebhan, Born 1934                                                                      2002                     4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds
------------------------------------------------------------------------------------------------------------------------------------
George T. Wofford III, Born 1939                                                                 1997                     4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.
Other Directorships: None

                                    PIA FUNDS
    INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2006 (CONTINUED)
                                   (UNAUDITED)

INTERESTED TRUSTEE AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                                                                       TRUSTEE          NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER                                                              OF FUNDS              OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS                                                            SINCE*              FUND COMPLEX**
------------------------------------------------------------------------------------------------------------------------------------
Eric M. Banhazl, Born 1957***                                                                    1997                     4
615 E. Michigan Street
Milwaukee, WI 53202
Interested Trustee, President
Retired; formerly Senior Vice President, U.S. Bancorp Fund Services, LLC, the Funds'
administrator, from 2001 to 2006; formerly, Executive Vice President,
Investment Company Administration, LLC ("ICA").
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Slotky, Born 1947                                                                      N/A                     N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund Services, LLC, the Funds' administrator
(since July 2001); formerly Senior Vice President, ICA.
------------------------------------------------------------------------------------------------------------------------------------
Rodney A. DeWalt, Born 1967                                                                      N/A                     N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary, AML Officer
Senior Counsel, Fund Administration, U.S. Bancorp Fund Services, LLC (since
January 2003); Thrivent Financial for Lutherans from 2000 to 2003; Attorney
Private Practice, 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Douglas G. Hess, Born 1967                                                                       N/A                     N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

----------
*     The term for each Trustee is indefinite.
** The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.
*** Mr. Banhazl is an "interested person" of the Trust as defined under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his prior affiliation with U.S. Bancorp Fund Services, LLC.

      The Statements of Additional Information include additional information about the Funds' trustees and officers and are available, without charge, upon request by calling 1-800-251-1970.

                                    PIA FUNDS
               AST BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS
                                   (UNAUDITED)

      At a meeting held on September 12, 2006, the Board, including the Independent Trustees, considered and approved the continuance of the Advisory Agreements for an additional one-year period. Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser and the Administrator regarding the Funds. This information, together with the information provided to the Independent Trustees since the Funds' inception, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreements:

      1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS. The Board considered the Adviser's specific responsibilities in all aspects of the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Adviser involved in the day-to-day activities of the Funds, including administration, marketing and compliance. The Board noted the Adviser's commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser's compliance record, and the Adviser's business continuity plan. The Board also considered the relationship between the Adviser and the Board, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the prior two years the Board had met with the Adviser in person to discuss various marketing and compliance topics. The Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreements and that the nature, overall quality, cost and extent of such investment advisory services are satisfactory and reliable.

      2. THE FUNDS' HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management services delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to their respective peer groups, as classified by Lipper, Inc., and each Fund's benchmark index.

            BBB BOND FUND. The Board noted that the BBB Bond Fund's year-to-date performance as of July 31, 2006 was below the median of its peer group but slightly outperformed its benchmark indices, the Lehman Baa Credit Index and the Lehman Baa Corporate Index. The Board also noted that, although the BBB Bond Fund's year-to-date, one-year and since-inception performance trailed the median of its peer group, the BBB Bond Fund outperformed its benchmark indices for year-to-date and one-year periods. In addition, the BBB Bond Fund was ranked in the first quartile among its peer group for the 3-month period quarter ended July 31, 2006. The Board also noted that during the course of the prior two years they had met with the Adviser in person to discuss various performance topics and had been satisfied with the Adviser's reports. The Board concluded that the Adviser's performance overall was satisfactory under current market conditions.

            MBS BOND FUND. The Board noted that the MBS Bond Fund's since inception performance as of July 31, 2006 was below the median of its peer group but slightly outperformed its benchmark index, the Lehman Brothers MBS Fixed Rate Index. The Board also noted that, although the MBS Bond Fund's since-inception performance trailed the median of its peer group, the MBS Bond Fund was ranked in the second quartile among its peer group during the period and above the median of its peer group during the 3-month period quarter ended July 31, 2006. The Board noted that the Adviser's performance since inception included periods when the MBS Bond Fund had very few assets and was in a start-up phase, and therefore gave greater weight to more recent performance. The Board also noted that during the course of the year they had met with the Adviser in person to discuss various performance topics and had been satisfied with the Adviser's reports. The Board concluded that the Adviser's performance overall was satisfactory under current market conditions.

      3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER'S FEES UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund's fees and expenses to those funds in their respective peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.

                                   PIA FUNDS
         AST BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)

            BBB BOND FUND. The Board noted that the Adviser does not charge management fees to the BBB Bond Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets, including assets invested in the BBB Bond Fund
            - which practice had been consistently and clearly disclosed to investors. The Board noted that the Adviser had voluntarily absorbed all of the BBB Bond Fund's ordinary operating expenses. The Board reviewed the advisory fee arrangement and the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser's expense structure for some accounts would be different from that of the BBB Bond Fund. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee arrangement is fair and reasonable.

            MBS BOND FUND. The Board noted that the Adviser does not charge management fees to the MBS Bond Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets, including assets invested in the MBS Bond Fund
            - which had been consistently and clearly disclosed to investors. The Board noted that the Adviser had voluntarily absorbed all of the MBS Bond Fund's ordinary operating expenses. The Board reviewed the advisory fee arrangement and the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser's expense structure for some accounts would be different from that of the MBS Bond Fund. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee arrangement is fair and reasonable.

      4. ECONOMIES OF SCALE. The Board also considered whether the Funds were experiencing economies of scale and concluded that there were no effective economies of scale at current asset levels. The Board considered that each Fund would realize economies of scale as Fund assets continued to grow even though certain Fund expenses would increase with asset growth. The Board therefore determined to revisit the issue of economies of scale at a future date. The Board also noted that, although the Funds do not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints.

      5. THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser's financial information and took into account both the direct and indirect benefits to the Adviser from advising the Funds. The Board considered that the Adviser benefits from positive reputational value in advising the Funds. The Board noted that the Adviser had subsidized and was continuing to subsidize each Fund's operating expenses and, with regard to the BBB Bond Fund and the MBS Bond Fund, had waived its entire advisory fee. After their review, the Board determined that the current profitability to the Adviser from the Advisory Agreements was reasonable and could not be considered excessive. More importantly, the Board considered the financial soundness of the Adviser from the perspective of evaluating the Adviser's ability to continue to subsidize each Fund until a Fund reached a point where it could generate positive returns to the Adviser. The Board concluded that the Adviser has adequate resources to adequately support the Funds.

      No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreements; rather, the Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fee, is fair and reasonable to the Funds and their shareholders. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreements is in the best interests of the Funds and their shareholders.

                      This page intentionally left blank.

                                     ADVISER
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                               Milwaukee, WI 53212

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                  [PIA LOGO]

                                   PIA FUNDS

                               - PIA SHORT-TERM
                           GOVERNMENT SECURITIES FUND

                         - PIA TOTAL RETURN BOND FUND



                                 ANNUAL REPORT
                               NOVEMBER 30, 2006

Dear Shareholder:

We are pleased to provide you with this annual report for the period ended November 30, 2006 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the Short-Term Government Securities Fund and the Total Return Bond Fund.

During the 12 months ended November 30, the total returns, including the reinvestment of dividends and capital gains, were as follows:

      PIA Short-Term Government Securities Fund             4.49%
      PIA Total Return Bond Fund                            5.58%

The economic recovery continued at a pace of 3% Gross Domestic Product (GDP) through the third quarter. The Consumer Price Index (CPI) increased by 2% year over year through November. The Federal Reserve continued to tighten monetary policy by raising the funds rate from 4.0% to 5.25% through June, then held it constant through November. Yields on 6-month treasury bills rose 78 basis points while yields on 5-year treasuries rose by 3 basis points and yields on 30-year treasuries declined by 13 basis points.

The Short-Term Government Securities Fund benefited from a shorter maturity structure and the allocation to short average life/floating rate government mortgage backed securities. The benchmark index, the Merrill Lynch 1-Year U.S. Treasury Note Index, was up 4.43% for the period.

The Total Return Bond Fund's return was slightly lower than the benchmark index due to expenses. The gross return of 6.08% (before expenses) was higher than the index due to various maturity lengthening and shortening strategies during the year. The benchmark index, the Lehman Brothers Aggregate Bond Index, return was 5.94%.

Please take a moment to review your fund(s)' statement of assets and liabilities and the results of operations for the twelve month period ended November 30. We look forward to reporting to you again with the semi-annual report dated May 2007.


/s/ Lloyd McAdams
Lloyd McAdams
Chairman of the Board
Pacific Income Advisers


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Brothers Aggregate Bond Index (The Index) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index (The Index) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor 1/07

                   PIA SHORT-TERM GOVERNMENT SECURITIES FUND
                     PERFORMANCE RESULTS - NOVEMBER 30, 2006

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                THE PIA SHORT-TERM GOVERNMENT SECURITIES FUND VS
                THE MERRILL LYNCH 1-YEAR U.S. TREASURY NOTE INDEX

 [The following table was represented as a line chart in the printed material.]

                                              MERRILL LYNCH
                                                 1-YEAR
                                              U.S. TREASURY
                                     FUND      NOTE INDEX
                                    ------    -------------
                      11/30/1996    10,000       10,000
                      11/30/1997    10,656       10,581
                      11/30/1998    11,401       11,217
                      11/30/1999    11,743       11,686
                      11/30/2000    12,600       12,450
                      11/30/2001    13,575       13,443
                      11/30/2002    13,965       13,871
                      11/30/2003    14,183       14,083
                      11/30/2004    14,371       14,219
                      11/30/2005    14,692       14,520
                      11/30/2006    15,352       15,163

AVERAGE ANNUAL TOTAL RETURN*                     1 YEAR     5 YEARS     10 YEARS
----------------------------                     ------     -------     --------
PIA Short-Term Government Securities Fund         4.49%       2.49%       4.38%
Merrill Lynch 1-Year U.S. Treasury Note Index     4.43%       2.44%       4.25%

      PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-251-1970.

      This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

      The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue.

      Indices do not incur expenses and are not available for investment.

----------
* Average Annual Total Return represents the average change in account value over the periods indicated.

                           PIA TOTAL RETURN BOND FUND
                     PERFORMANCE RESULTS - NOVEMBER 30, 2006

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
  IN THE PIA TOTAL RETURN BOND FUND VS THE LEHMAN BROTHERS AGGREGATE BOND INDEX

 [The following table was represented as a line chart in the printed material.]

                                            LEHMAN BROTHERS
                                             AGGREGATE BOND
                                     FUND        INDEX
                                    ------  ---------------
                        9/1/1998    10,000       10,000
                      11/30/1998    10,265       10,242
                      11/30/1999    10,189       10,238
                      11/30/2000    11,059       11,166
                      11/30/2001    12,268       12,412
                      11/30/2002    12,780       13,323
                      11/30/2003    13,368       14,014
                      11/30/2004    13,762       14,636
                      11/30/2005    14,079       14,987
                      11/30/2006    14,865       15,877

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURN*                   1 YEAR     5 YEARS     INCEPTION
----------------------------                   ------     -------     ---------
PIA Total Return Bond Fund                      5.58%       3.91%       4.92%
Lehman Brothers Aggregate Bond Index            5.94%       5.05%       5.77%

      PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-251-1970.

      This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, September 1, 1998. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

      The Lehman Brothers Aggregate Bond Index is an unmanaged index that covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

      Indices do not incur expenses and are not available for investment.

----------
* Average Annual Total Return represents the average change in account value over the periods indicated.

                                    PIA FUNDS
                       EXPENSE EXAMPLE - NOVEMBER 30, 2006
                                   (UNAUDITED)

      As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/06 - 11/30/06).

ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.35% and 0.50% per the advisory agreements for the PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund, respectively. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                                 BEGINNING          ENDING       DURING PERIOD
                                               ACCOUNT VALUE    ACCOUNT VALUE       6/1/06 -
                                                   6/1/06          11/30/06        11/30/06*
                                               -------------    -------------    -------------
PIA SHORT-TERM GOVERNMENT SECURITIES FUND
   Actual                                        $1,000.00        $1,026.10          $1.78
   Hypothetical (5% return before expenses)      $1,000.00        $1,023.31          $1.78

PIA TOTAL RETURN BOND FUND
   Actual                                        $1,000.00        $1,057.60          $2.58
   Hypothetical (5% return before expenses)      $1,000.00        $1,022.56          $2.54

----------
* Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratios of the PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund are 0.35% and 0.50%, respectively.

                                    PIA FUNDS
                    PIA SHORT-TERM GOVERNMENT SECURITIES FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2006
                                   (UNAUDITED)

INVESTMENTS BY ISSUER
As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

               Cash Equivalents and Other Assets          2%
               Federal Home Loan Mortgage Corp.          22%
               Federal National Mortgage Assoc.          38%
               Government National Mortgage Assoc.        6%
               Federal Home Loan Bank                    21%
               United States Treasury                    11%

                                    PIA FUNDS
                           PIA TOTAL RETURN BOND FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2006
                                   (UNAUDITED)

INVESTMENTS BY TYPE
As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

           Cash Equivalents and Other Assets                      9%
           Corporate Bonds & Notes                               20%
           U.S. Government Agencies and Instrumentalities        37%
           Mortgage-Backed Securities                            34%

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 19.8%
PRIVATE 0.1%
            Prudential Home Mortgage Securities
$   36,445      7.50%, due 3/25/08 ..........................      $     36,363
                                                                   ------------
U.S. GOVERNMENT AGENCIES 19.7%
            FHLMC ARM Pool (a)
    54,082      6.651%, due 8/1/15, #755204 .................            54,160
    50,152      6.642%, due 2/1/22, #845113 .................            51,697
   100,836      5.723%, due 10/1/22, #635206 ................           101,724
    32,479      6.689%, due 6/1/23, #845755 .................            33,379
    30,385      6.303%, due 2/1/24, #609231 .................            31,013
 1,297,822      6.602%, due 1/1/25, #785726 .................         1,329,759
   620,166      6.488%, due 2/1/32, #1C0009 .................           626,910
   232,205      5.763%, due 1/1/33, #1B0668 .................           235,001
            FNMA ARM Pool (a)
    97,758      7.588%, due 7/1/25, #555206 .................            99,760
   563,821      5.827%, due 7/1/27, #424953 .................           572,238
   382,655      6.71%, due 3/1/28, #556438 ..................           388,146
   256,168      5.939%, due 6/1/29, #508399 .................           259,437
   499,145      5.908%, due 4/1/30, #562912 .................           505,613
   213,335      6.923%, due 8/1/30, #556824 .................           216,959
   300,327      7.006%, due 10/1/30, #670317 ................           303,891
    50,581      6.895%, due 7/1/31, #592745 .................            51,790
   124,787      7.442%, due 9/1/31, #597196 .................           126,440
   110,129      7.277%, due 11/1/31, #610547 ................           111,354
   157,205      6.50%, due 4/1/32, #629098 ..................           160,431
   111,115      6.375%, due 2/1/33, #670257 .................           114,115
            FNMA Pool
    44,377      11.00%, due 1/1/13, #415842 .................            47,602
            GNMA II ARM Pool (a)
    27,057      5.125%, due 11/20/21, #8871 .................            27,220
   182,375      5.125%, due 10/20/22, #8062 .................           183,223
   430,199      5.125%, due 11/20/26, #80011 ................           432,628
    93,925      5.125%, due 11/20/26, #80013 ................            94,623
    47,131      5.125%, due 12/20/26, #80021 ................            47,381
    28,234      5.375%, due 1/20/27, #80029 .................            28,422
   396,518      5.75%, due 7/20/27, #80094 ..................           399,556
   573,070      5.75%, due 8/20/27, #80104 ..................           577,261
    24,086      5.125%, due 10/20/27, #80122 ................            24,226
   232,249      5.375%, due 1/20/28, #80154 .................           233,923
   531,708      5.125%, due 10/20/29, #80331 ................           535,485
   119,314      5.125%, due 11/20/29, #80344 ................           120,032
                                                                   ------------
                                                                      8,125,399
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
                (cost $8,249,819) ...........................         8,161,762
                                                                   ------------
U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 78.4%
U.S. GOVERNMENT AGENCIES 67.8%
            FHLB
 2,000,000      3.375%, due 2/23/07 .........................         1,991,772
 2,300,000      4.25%, due 4/16/07 ..........................         2,292,111
 1,700,000      4.625%, due 5/18/07 .........................         1,695,767
 2,700,000      3.625%, due 1/15/08 .........................         2,660,344
            FHLMC
 3,250,000      5.75%, due 4/15/08 ..........................         3,289,127
 3,250,000      3.875%, due 6/15/08 .........................         3,207,513
            FNMA
 1,900,000      4.75%, due 8/3/07 ...........................         1,895,252
 4,900,000      6.625%, due 10/15/07 ........................         4,964,224
 2,500,000      3.25%, due 11/15/07 .........................         2,458,943
 3,500,000      3.25%, due 1/15/08 ..........................         3,435,786
                                                                   ------------
                                                                     27,890,839
                                                                   ------------
U.S. TREASURY NOTES 10.6%
            U.S. Treasury Note
 2,400,000      3.125%, due 5/15/07 .........................         2,380,313
 2,000,000      4.00%, due 9/30/07 ..........................         1,985,236
                                                                   ------------
                                                                      4,365,549
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
            (cost $32,208,721) ..............................        32,256,388
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 6.3%
   260,195  AIM STIT - Treasury Mutual Fund .................      $    260,195
            FHLB Discount Note
$2,340,000      Zero Coupon, due 12/1/06 ....................         2,340,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
            (cost $2,600,195) ...............................         2,600,195
                                                                   ------------
TOTAL INVESTMENTS
            (cost $43,058,735) ....................     104.5%       43,018,345
LIABILITIES LESS OTHER ASSETS .....................      (4.5)%      (1,853,258)
                                                                   ------------
TOTAL NET ASSETS ..................................     100.0%     $ 41,165,087
                                                                   ============

----------
(a) Variable rate note. Rate shown reflects the rate in effect at November 30, 2006.

      FHLB - Federal Home Loan Bank
      FHLMC - Federal Home Loan Mortgage Corporation
      FNMA - Federal National Mortgage Association
      GNMA - Government National Mortgage Association


                       See notes to financial statements.

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006

PIA TOTAL RETURN
BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 19.9%
AEROSPACE/DEFENSE 0.6%
            United Technologies Corp.
$  100,000      4.375%, due 5/1/10 ..........................      $     98,372
                                                                   ------------
AGRICULTURE 0.7%
            Archer-Daniels-Midland
   100,000      5.935%, due 10/1/32 .........................           105,311
                                                                   ------------
AUTO MANUFACTURERS 0.6%
            DaimlerChrysler NA Holding Corp.
   100,000      4.05%, due 6/4/08 ...........................            97,995
                                                                   ------------
BANKS 1.9%
            Bank of America Corp.
   100,000      5.875%, due 2/15/09 .........................           101,965
            Wachovia Corp.
   100,000      4.375%, due 6/1/10 ..........................            98,256
            Wells Fargo & Co.
   100,000      4.625%, due 8/9/10 ..........................            98,985
                                                                   ------------
                                                                        299,206
                                                                   ------------
CONSUMER PRODUCTS 0.6%
            Clorox Co.
   100,000      5.00%, due 1/15/15 ..........................            98,782
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES 3.7%
            CIT Group, Inc.
   100,000      4.25%, due 2/1/10 ...........................            97,535
            Countrywide Home Loan
   100,000      4.125%, due 9/15/09 .........................            97,565
            General Electric Capital Corp.
   100,000      4.375%, due 11/21/11 ........................            97,458
            HSBC Finance Corp.
   100,000      4.125%, due 11/16/09 ........................            97,445
            Morgan Stanley
   100,000      6.60%, due 4/1/12 ...........................           106,746
            SLM Corp.
   100,000      5.00%, due 10/1/13 ..........................            98,965
                                                                   ------------
                                                                        595,714
                                                                   ------------
ELECTRIC UTILITIES 0.6%
            Dominion Resources, Inc.
   100,000      5.15%, due 7/15/15 ..........................            98,662
                                                                   ------------
FINANCE - BROKERS 0.6%
            Goldman Sachs Group, Inc.
   100,000      4.50%, due 6/15/10 ..........................            98,579
                                                                   ------------
FOOD 0.3%
            ConAgra Foods, Inc.
    50,000      6.75%, due 9/15/11 ..........................            53,182
                                                                   ------------
FOREST PRODUCTS & PAPER 0.7%
            International Paper Co.
   100,000      6.75%, due 9/1/11 ...........................           107,054
                                                                   ------------
INSURANCE 1.2%
            American International Group, Inc.
   100,000      4.25%, due 5/15/13 ..........................            95,159
            MetLife, Inc.
   100,000      5.00%, due 6/15/15 ..........................            98,393
                                                                   ------------
                                                                        193,552
                                                                   ------------
MACHINERY 0.6%
            John Deere Capital Corp.
   100,000      5.10%, due 1/15/13 ..........................            99,818
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006

PIA TOTAL RETURN
BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MEDIA 1.3%
            News America, Inc.
$  100,000      5.30%, due 12/15/14 .........................      $     99,748
            Time Warner, Inc.
   100,000      6.75%, due 4/15/11 ..........................           105,627
                                                                   ------------
                                                                        205,375
                                                                   ------------
MINING 0.7%
            Alcoa, Inc.
   100,000      6.50%, due 6/1/11 ...........................           105,574
                                                                   ------------
OIL & GAS 1.3%
            Devon Financing Corp., U.L.C.
   100,000      6.875%, due 9/30/11 .........................           107,028
            Occidental Petroleum Corp.
   100,000      6.75%, due 1/15/12 ..........................           107,480
                                                                   ------------
                                                                        214,508
                                                                   ------------
RETAIL 1.3%
            CVS Corp.
   100,000      4.00%, due 9/15/09 ..........................            97,158
            Target Corp.
   100,000      7.00%, due 7/15/31 ..........................           120,225
                                                                   ------------
                                                                        217,383
                                                                   ------------
SAVINGS & LOANS 0.6%
            Washington Mutual, Inc.
   100,000      5.125%, due 1/15/15 .........................            97,982
                                                                   ------------
TELECOMMUNICATIONS 2.0%
            BellSouth Corp.
   100,000      6.00%, due 10/15/11 .........................           103,668
            Sprint Capital Corp.
   100,000      6.875%, due 11/15/28 ........................           104,394
            Verizon Communications, Inc.
   100,000      7.75%, due 12/1/30 ..........................           119,703
                                                                   ------------
                                                                        327,765
                                                                   ------------
TRANSPORTATION 0.6%
            Union Pacific Corp.
   100,000      4.875%, due 1/15/15 .........................            97,625
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
            (cost $3,229,500) ...............................         3,212,439
                                                                   ------------
MORTGAGE-BACKED SECURITIES 34.0%
COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
            FHLMC Series 1387 S
     4,081      5.223%, due 10/15/07 (a)(d)(e) ..............                18
                                                                   ------------
U.S. GOVERNMENT AGENCIES 34.0%
            FHLMC Pool
   272,587      4.50%, due 1/1/19, #B11934 ..................           265,832
   408,007      5.00%, due 4/1/20, #J02011 ..................           404,645
   483,594      5.00%, due 12/1/20, #J00565 .................           479,077
   443,224      5.00%, due 8/1/34, #G08004 ..................           434,092
   287,624      5.00%, due 10/1/34, #A27698 .................           281,698
   492,445      5.00%, due 8/1/36, #A51601 ..................           481,590
            FNMA Pool
   259,628      6.00%, due 3/1/33, #555285 ..................           263,367
   748,794      5.50%, due 10/1/33, #748710 .................           747,932
   421,683      5.50%, due 10/1/35, #797703 .................           420,487
   568,857      5.50%, due 2/1/36, #852944 ..................           566,975
            GNMA Pool
   344,251      5.50%, due 3/15/34, #623405 .................           345,155
   288,860      5.50%, due 8/15/36, #656221 .................           289,461
            GNMA TBA (f)
   500,000      6.00%, due 12/15/36 .........................           507,969
                                                                   ------------
                                                                      5,488,280
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
            (cost $5,489,579) ...............................         5,488,298
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2006

PIA TOTAL RETURN
BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 36.7%
U.S. GOVERNMENT AGENCIES 3.9%
            FNMA
$  630,000      4.625%, due 10/15/13 ........................      $    626,672
                                                                   ------------
U.S. TREASURY BONDS 8.7%
            U.S. Treasury Bond
   175,000      8.125%, due 8/15/21 .........................           239,367
   325,000      6.375%, due 8/15/27 .........................           398,506
   685,000      5.375%, due 2/15/31 .........................           759,601
                                                                   ------------
                                                                      1,397,474
                                                                   ------------
U.S. TREASURY NOTES 24.1%
            U.S. Treasury Note
 1,300,000      5.50%, due 2/15/08 ..........................         1,311,223
   800,000      4.875%, due 5/15/09 .........................           806,469
   525,000      4.50%, due 11/15/10 .........................           526,087
   400,000      4.875%, due 8/15/16 .........................           412,703
   825,000      4.625%, due 11/15/16 ........................           836,086
                                                                   ------------
                                                                      3,892,568
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
            (cost $5,882,748) ...............................         5,916,714
                                                                   ------------
RIGHTS 0.0%
         1  Global Crossing North America, Inc.
                Liquidating Trust (b)(c) (cost $0) ..........                --
                                                                   ------------

--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 12.2%
   249,059  AIM STIT - Treasury Portfolio ...................           249,059
            FHLB Discount Note
$1,708,000      Zero Coupon, due 12/1/06 ....................         1,708,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
            (cost $1,957,059) ...............................         1,957,059
                                                                   ------------
TOTAL INVESTMENTS
            (cost $16,558,886) ....................     102.8%       16,574,510
LIABILITIES LESS OTHER ASSETS .....................      (2.8)%        (448,369)
                                                                   ------------
TOTAL NET ASSETS ..................................     100.0%     $ 16,126,141
                                                                   ============

(a) Variable rate note. Rate shown reflects the rate in effect at November 30, 2006.
(b) Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of November 30, 2006, the security had a cost and value of $0 (0.0% of total net assets).
(c) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(d) Illiquid security. As of November 30, 2006, the security had a value of $18 (less than 0.1% of total net assets).
(e) Interest only security. Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of November 30, 2006.
(f) Security purchased on a when-issued basis. On November 30, 2006, the total cost of investments purchased on a when-issued basis was $507,891 or 3.1% of total net assets.

      FHLB - Federal Home Loan Bank
      FHLMC - Federal Home Loan Mortgage Corporation
      FNMA - Federal National Mortgage Association
      GNMA - Government National Mortgage Association


                       See notes to financial statements.

                                   PIA FUNDS
            STATEMENTS OF ASSETS AND LIABILITIES - NOVEMBER 30, 2006

                                                                      SHORT-TERM          TOTAL
                                                                      GOVERNMENT         RETURN
                                                                   SECURITIES FUND      BOND FUND
                                                                   -------------------------------
ASSETS:
   Investments in securities, at value
      (cost $43,058,735 and $16,558,886, respectively) ..........    $ 43,018,345     $ 16,574,510
   Receivable for securities sold ...............................         548,904               --
   Receivable for fund shares sold ..............................           9,000               --
   Interest receivable ..........................................         342,717          127,456
   Due from investment adviser ..................................           2,013            5,570
   Prepaid expenses .............................................          10,121            9,037
                                                                     ------------     ------------
      Total assets ..............................................      43,931,100       16,716,573
                                                                     ------------     ------------
LIABILITIES:
   Payable for securities purchased .............................       2,696,983          507,891
   Payable for fund shares redeemed .............................              44               --
   Dividends payable ............................................          13,187           30,819
   Accrued distribution fees ....................................          19,219           19,553
   Administration fees ..........................................           2,466            2,055
   Custody fees .................................................           1,553              694
   Transfer agent fees and expenses .............................           3,841            2,778
   Fund accounting fees .........................................           5,740            5,780
   Professional fees ............................................          17,853           17,749
   Chief Compliance Officer fee .................................             432              197
   Accrued expenses and other liabilities .......................           4,695            2,916
                                                                     ------------     ------------
      Total liabilities .........................................       2,766,013          590,432
                                                                     ------------     ------------
      Net Assets ................................................    $ 41,165,087     $ 16,126,141
                                                                     ============     ============
NET ASSETS CONSIST OF:
   Shares of beneficial interest, par value $0.01 per share;
      unlimited shares authorized ...............................    $ 42,451,060     $ 18,027,162
   Undistributed net investment income ..........................           7,725            8,935
   Accumulated net realized loss on investments .................      (1,253,308)      (1,925,580)
   Net unrealized appreciation/(depreciation) on investments ....         (40,390)          15,624
                                                                     ------------     ------------
      Net Assets ................................................    $ 41,165,087     $ 16,126,141
                                                                     ============     ============
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE ...................................    $       9.97     $      18.50
                                                                     ============     ============
SHARES OUTSTANDING ..............................................       4,129,142          871,713
                                                                     ============     ============


                       See notes to financial statements.

                                    PIA FUNDS
            STATEMENTS OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2006

                                                                      SHORT-TERM          TOTAL
                                                                      GOVERNMENT         RETURN
                                                                   SECURITIES FUND      BOND FUND
                                                                   -------------------------------
INVESTMENT INCOME:
   Interest .....................................................    $  2,209,390     $    771,953
                                                                     ------------     ------------
      Total investment income ...................................       2,209,390          771,953
                                                                     ------------     ------------
EXPENSES:
   Investment advisory fees (Note 3) ............................         100,695           46,872
   Distribution fees (Note 4) ...................................          50,347           15,624
   Fund accounting fees (Note 3) ................................          34,382           34,905
   Administration fees (Note 3) .................................          29,999           24,999
   Professional fees ............................................          22,487           21,753
   Transfer agent fees and expenses (Note 3) ....................          21,875           16,423
   Registration fees ............................................          17,929           15,416
   Custody fees (Note 3) ........................................           9,651            4,183
   Insurance ....................................................           8,075            5,317
   Trustees' fees ...............................................           7,975            6,757
   Reports to shareholders ......................................           6,563            2,260
   Chief Compliance Officer fee (Note 3) ........................           2,982              972
   Miscellaneous ................................................           1,895            1,546
                                                                     ------------     ------------
      Total expenses ............................................         314,855          197,027
   Less: Expense waiver and reimbursement from adviser (Note 3)..        (138,639)        (118,908)
                                                                     ------------     ------------
      Net expenses ..............................................         176,216           78,119
                                                                     ------------     ------------
      Net investment income .....................................       2,033,174          693,834
                                                                     ------------     ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized loss on investments .............................         (87,876)        (123,298)
   Net change in unrealized appreciation on investments .........         258,217          276,003
                                                                     ------------     ------------
      Net gain on investments ...................................         170,341          152,705
                                                                     ------------     ------------
   Net increase in net assets resulting from operations .........    $  2,203,515     $    846,539
                                                                     ============     ============


                       See notes to financial statements.

                                    PIA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SHORT-TERM                       TOTAL
                                                                                  GOVERNMENT                       RETURN
                                                                                SECURITIES FUND                   BOND FUND
                                                                          ---------------------------------------------------------
                                                                          Year Ended     Year Ended     Year Ended     Year Ended
                                                                            Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                                                              2006           2005           2006           2005
                                                                          ---------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS:
   Net investment income ...............................................  $  2,033,174   $  1,303,572   $    693,834   $    586,500
   Net realized gain/(loss) on investments .............................       (87,876)       (36,116)      (123,298)        91,385
   Net change in unrealized appreciation/(depreciation) on investments..       258,217       (193,914)       276,003       (390,570)
                                                                          ------------   ------------   ------------   ------------
   Net increase in net assets resulting from operations ................     2,203,515      1,073,542        846,539        287,315
                                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from net investment income ............................    (2,112,283)    (1,442,617)      (693,542)      (599,865)
                                                                          ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from shares sold .......................................     8,421,697      6,542,603      3,102,806      4,374,357
   Distributions reinvested ............................................     1,930,553      1,261,084        322,705        279,345
   Payment for shares redeemed .........................................   (19,166,272)    (5,896,616)    (3,118,790)    (3,078,122)
                                                                          ------------   ------------   ------------   ------------
   Net increase/(decrease) in net assets from capital share transactions    (8,814,022)     1,907,071        306,721      1,575,580
                                                                          ------------   ------------   ------------   ------------
   Total increase/(decrease) in net assets .............................    (8,722,790)     1,537,996        459,718      1,263,030

NET ASSETS, BEGINNING OF YEAR ..........................................    49,887,877     48,349,881     15,666,423     14,403,393
                                                                          ------------   ------------   ------------   ------------
NET ASSETS, END OF YEAR ................................................  $ 41,165,087   $ 49,887,877   $ 16,126,141   $ 15,666,423
                                                                          ============   ============   ============   ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME OF ........................  $      7,725   $      2,650   $      8,935   $      6,931
                                                                          ============   ============   ============   ============
TRANSACTIONS IN SHARES:
   Shares sold .........................................................       844,618        652,463        170,322        233,911
   Shares issued on reinvestment of distributions ......................       193,885        126,169         17,739         15,014
   Shares redeemed .....................................................    (1,917,965)      (588,785)      (171,570)      (168,461)
                                                                          ------------   ------------   ------------   ------------
   Net increase/(decrease) in shares outstanding .......................      (879,462)       189,847         16,491         80,464
                                                                          ============   ============   ============   ============


                       See notes to financial statements.

                                    PIA FUNDS
                      SHORT-TERM GOVERNMENT SECURITIES FUND
                              FINANCIAL HIGHLIGHTS

                                                            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                              NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                2006          2005          2004          2003          2002
                                                            ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each year)

Net asset value, beginning of year .......................    $   9.96      $  10.03      $  10.15      $  10.29      $  10.36
                                                              --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................................        0.41          0.26          0.25          0.20          0.36
Net realized and unrealized gain/(loss) on investments ...        0.03         (0.04)        (0.12)        (0.04)        (0.07)
                                                              --------      --------      --------      --------      --------
Total from investment operations .........................        0.44          0.22          0.13          0.16          0.29
                                                              --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from net investment income .................       (0.43)        (0.29)        (0.25)        (0.28)        (0.35)
Distributions from net realized gains ....................          --            --            --         (0.02)        (0.01)
                                                              --------      --------      --------      --------      --------
Total distributions ......................................       (0.43)        (0.29)        (0.25)        (0.30)        (0.36)
                                                              --------      --------      --------      --------      --------
Net asset value, end of year .............................    $   9.97      $   9.96      $  10.03      $  10.15      $  10.29
                                                              ========      ========      ========      ========      ========
TOTAL RETURN .............................................        4.49%         2.23%         1.33%         1.56%         2.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .......................    $ 41,165      $ 49,888      $ 48,350      $ 69,482      $ 72,743
Ratio of expenses to average net assets:
   Net of waivers and reimbursements .....................        0.35%         0.35%         0.35%         0.35%         0.35%
   Before waivers and reimbursements .....................        0.63%         0.67%         0.66%         0.59%         0.58%
Ratio of net investment income
   to average net assets:
   Net of waivers and reimbursements .....................        4.04%         2.63%         1.88%         1.99%         3.16%
   Before waivers and reimbursements .....................        3.76%         2.31%         1.57%         1.75%         2.93%
Portfolio turnover rate ..................................          84%           47%           28%           74%          185%


                       See notes to financial statements.

                                    PIA FUNDS
                             TOTAL RETURN BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                              NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                2006          2005          2004          2003          2002
                                                            ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each year)

Net asset value, beginning of year .......................    $  18.32      $  18.59      $  19.41      $  19.91      $  20.15
                                                              --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................................        0.82          0.68          0.74          0.94          0.94
Net realized and unrealized gain/(loss) on investments ...        0.17         (0.25)        (0.19)        (0.05)        (0.13)
                                                              --------      --------      --------      --------      --------
Total from investment operations .........................        0.99          0.43          0.55          0.89          0.81
                                                              --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from net investment income .................       (0.81)        (0.70)        (0.73)        (1.00)        (0.91)
Distributions from net realized gains ....................          --            --         (0.64)        (0.39)        (0.14)
                                                              --------      --------      --------      --------      --------
Total distributions ......................................       (0.81)        (0.70)        (1.37)        (1.39)        (1.05)
                                                              --------      --------      --------      --------      --------
Net asset value, end of year .............................    $  18.50      $  18.32      $  18.59      $  19.41      $  19.91
                                                              ========      ========      ========      ========      ========
TOTAL RETURN .............................................        5.58%         2.30%         2.94%         4.60%         4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .......................    $ 16,126      $ 15,666      $ 14,403      $ 39,051      $ 60,008
Ratio of expenses to average net assets:
   Net of waivers and reimbursements .....................        0.50%         0.50%         0.47%         0.45%         0.45%
   Before waivers and reimbursements .....................        1.26%         1.28%         0.99%         0.73%         0.70%
Ratio of net investment income
   to average net assets:
   Net of waivers and reimbursements .....................        4.44%         3.67%         3.53%         4.69%         4.76%
   Before waivers and reimbursements .....................        3.68%         2.89%         3.01%         4.41%         4.51%
Portfolio turnover rate ..................................         231%          287%          316%          190%          297%


                       See notes to financial statements.

                                    PIA FUNDS
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006

NOTE 1. ORGANIZATION

      The PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund (the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA Short-Term Government Securities Fund (the "Short-Term Government Fund") is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The investment objective of the PIA Total Return Bond Fund (the "Total Return Bond Fund") is to maximize total return through investing in bonds while minimizing risk as compared to the market. The Short-Term Government Fund and Total Return Bond Fund commenced operations on April 22, 1994 and September 1, 1998, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Investments in other mutual funds are valued at their net asset value.

      REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds' net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to "rollover" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

      FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (CONTINUED)

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

      GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

      RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2006, the Short-Term Government Fund increased undistributed net investment income and accumulated net realized loss by $84,184, and the Total Return Bond Fund increased undistributed net investment income and accumulated net realized loss by $1,712.

      NEW ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Short-Term Government Fund and the Total Return Bond Fund pay fees calculated at an annual rate of 0.20% and 0.30%, respectively, based upon the average daily net assets of the Funds. For the year ended November 30, 2006, the Short-Term Government Fund and Total Return Bond Fund incurred $100,695 and $46,872 in advisory fees, respectively.

      The Funds are responsible for their own operating expenses. The Adviser has voluntarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Short-Term Government Fund's and the Total Return Bond Fund's aggregate annual operating expenses to 0.35% and 0.50% of average daily net assets, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, beginning December 1, 2004. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds' payment

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (CONTINUED)

of current ordinary operating expenses. For the year ended November 30, 2006, the Adviser reduced its fees and absorbed Fund expenses in the amount of $138,639 and $118,908 for the Short-Term Government Fund and Total Return Bond Fund, respectively. No amounts were reimbursed to the Adviser. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

                                       SHORT-TERM       TOTAL RETURN
            YEAR                     GOVERNMENT FUND      BOND FUND
            ----                     ---------------      ---------
            2008 .................      $157,341           $125,061
            2009 .................       138,639            118,908
                                        --------           --------
                                        $295,980           $243,969
                                        ========           ========

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For the year ended November 30, 2006, the Short-Term Government Fund and Total Return Bond Fund incurred $29,999 and $24,999 in administration fees, respectively.

      U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. For the year ended November 30, 2006, the Short-Term Government Fund and Total Return Bond Fund incurred $34,382 and $34,905 in fund accounting fees, respectively, and $17,986 and $14,934 in transfer agent fees, respectively. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian. For the year ended November 30, 2006, the Short-Term Government Fund and Total Return Bond Fund incurred $9,651 and $4,183 in custody fees, respectively.

      Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Trust are employees of the Administrator.

      For the year ended November 30, 2006, the Short-Term Government Fund and Total Return Bond Fund were allocated $2,982 and $972 of the Chief Compliance Officer fee, respectively.

NOTE 4. DISTRIBUTION AGREEMENT PLAN

      The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.10% of each Fund's average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees were paid to PIA as "Distribution Coordinator" for the period December 1, 2005 - July 31, 2006 and to the Distributor as "Distribution Coordinator" for the period August 1, 2006 - November 30, 2006. For the period December 1, 2005 - July 31, 2006, the Short-Term Government Fund and Total Return Bond Fund paid PIA $33,406 and $10,367, respectively, and for the period August 1, 2006 - November 30, 2006, the Short-Term Government Fund and Total Return Bond Fund paid the Distributor $16,941 and $5,257, respectively.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended November 30, 2006, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $26,521,198 and $19,235,499, respectively, for the Short-Term Government Fund and $4,632,972 and $3,786,913, respectively, for the Total Return Bond Fund. Purchases and sales of U.S. government obligations for the year ended November 30, 2006 were $3,653,750 and $13,657,854, respectively, for the Short-Term Government Fund and $27,658,697 and $28,503,411, respectively, for the Total Return Bond Fund.

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (CONTINUED)

NOTE 6. LINE OF CREDIT

      The Short-Term Government Fund and Total Return Bond Fund have lines of credit in the amount of $16,250,000 and $5,250,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank, N.A. During the year ended November 30, 2006, the Funds did not draw upon the lines of credit.

NOTE 7. FEDERAL INCOME TAX INFORMATION

      Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

      As of November 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                               SHORT-TERM         TOTAL
                                               GOVERNMENT        RETURN
                                                  FUND          BOND FUND
                                              ------------    ------------
    Cost of investments ...................   $ 43,058,735    $ 16,578,333
                                              ============    ============
    Gross tax unrealized appreciation .....   $     56,059    $    108,905
    Gross tax unrealized depreciation .....        (96,449)       (112,728)
                                              ------------    ------------
    Net tax unrealized depreciation .......   $    (40,390)   $     (3,823)
                                              ============    ============
    Undistributed ordinary income .........   $      7,725    $      8,935
    Undistributed long-term capital gain ..             --              --
                                              ------------    ------------
    Total distributable earnings ..........   $      7,725    $      8,935
                                              ============    ============
    Other accumulated gains/(losses) ......   $ (1,253,308)   $ (1,906,133)
                                              ------------    ------------
    Total accumulated earnings/(losses) ...   $ (1,285,973)   $ (1,901,021)
                                              ============    ============

      At November 30, 2006, the Short-Term Government and Total Return Bond Funds had accumulated capital loss carryforwards of $1,253,308 and $1,906,133, respectively, of which $525,317 and $0, respectively, expire in the year 2011, $326,612 and $1,744,973, respectively, expire in the year 2012, $183,103 and $0, respectively, expire in the year 2013 and $218,276 and $161,160, respectively, expire in the year 2014. To the extent the Funds realize future net capital gains, those gains will be offset by any available capital loss carryforward.

      The tax character of distributions paid during the year ended November 30, 2006 and the fiscal year ended November 30, 2005 was as follows:

                            SHORT-TERM                     TOTAL RETURN
                          GOVERNMENT FUND                    BOND FUND
                   -----------------------------   -----------------------------
                   Nov. 30, 2006   Nov. 30, 2005   Nov. 30, 2006   Nov. 30, 2005
                   -------------   -------------   -------------   -------------
Ordinary income     $ 2,112,283     $ 1,442,617     $   693,542     $   599,865

      Ordinary income distributions may include dividends paid from short-term capital gains.

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (CONTINUED)

NOTE 8. MERGERS AND REORGANIZATIONS

      On December 23, 2004, the shareholders of the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund approved the reorganization of the Funds from the PIA Mutual Fund, a Massachusetts business trust, into newly formed separate series of the Advisors Series Trust ("AST") by the following totals:

                                                SHORT-TERM               TOTAL RETURN
                                              GOVERNMENT FUND              BOND FUND
                                           ---------------------     ---------------------
Total shares on record date (10/15/04)     4,736,200                 1,124,644
Total shares voted                         1,637,620    (34.58%)       591,491    (52.59%)
Total shares voted for                     1,635,719    (34.54%)       577,729    (51.37%)
Total shares voted against                     1,037     (0.02%)             0     (0.00%)
Total shares voted abstain                       864     (0.02%)        13,762     (1.22%)

      The Funds merged into newly formed shell portfolios of AST. These shell portfolios were formed solely to acquire the assets and liabilities of the Funds in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized depreciation of the Short-Term Government Fund at the time of transfer were $48,598,767 and ($100,191), respectively. The net assets and net unrealized appreciation of the Total Return Bond Fund were $14,998,668 and $203,868, respectively.

NOTE 9. ADVISER REIMBURSEMENT

      On June 8, 2005, the Total Return Bond Fund received a reimbursement from PIA related to certain losses from shareholder transactions incurred as a result of pricing errors. The amount of the losses and corresponding reimbursement was $62,810, which is reflected in the Statement of Changes in Net Assets as a reduction of redemptions.

NOTE 10. OTHER TAX INFORMATION (UNAUDITED)

      For the year ended November 30, 2006, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2006 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA Short-Term Government Securities Fund
PIA Total Return Bond Fund

We have audited the accompanying statements of assets and liabilities of the PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund, each a series of Advisors Series Trust (the "Trust"), including the schedules of investments, as of November 30, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 2004 have been audited by other auditors, whose report dated January 25, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Advisor Series Trust, as of November 30, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 12, 2007

                                    PIA FUNDS
                   NOTICE TO SHAREHOLDERS - NOVEMBER 30, 2006
                                   (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

      The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                    PIA FUNDS
           INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2006
                                   (UNAUDITED)

      This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                                                                    TRUSTEE        NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER                                                          OF FUNDS            OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS                                                        SINCE*            FUND COMPLEX**
-------------------------------------------------------------------------------------------------------------------------------
Walter E. Auch, Born 1921                                                                    1997                   4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago Board Options
Exchange and former President of Paine Webber.
Other Directorships: Nicholas-Applegate Funds,
Citigroup Funds, Pimco Advisors LLP, Senele Group and UBS Management
-------------------------------------------------------------------------------------------------------------------------------
James Clayburn LaForce, Born 1928                                                            2002                   4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, Arena Pharmaceuticals and Cancervax
-------------------------------------------------------------------------------------------------------------------------------
Donald E. O'Connor, Born 1936                                                                1997                   4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds
-------------------------------------------------------------------------------------------------------------------------------
George J. Rebhan, Born 1934                                                                  2002                   4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds
-------------------------------------------------------------------------------------------------------------------------------
George T. Wofford III, Born 1939                                                             1997                   4
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.
Other Directorships: None

                                    PIA FUNDS
    INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2006 (CONTINUED)
                                   (UNAUDITED)

INTERESTED TRUSTEE AND OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                                                                    TRUSTEE        NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER                                                          OF FUNDS             OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS                                                        SINCE*            FUND COMPLEX**
-------------------------------------------------------------------------------------------------------------------------------
Eric M. Banhazl, Born 1957***                                                                1997                    4
615 E. Michigan Street
Milwaukee, WI 53202
Interested Trustee, President
Retired; formerly Senior Vice President, U.S. Bancorp Fund Services, LLC, the Funds'
administrator, from 2001 to 2006; formerly, Executive Vice President,
Investment Company Administration, LLC ("ICA").
-------------------------------------------------------------------------------------------------------------------------------
Robert M. Slotky, Born 1947                                                                   N/A                   N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund Services, LLC, the Funds' administrator
(since July 2001); formerly Senior Vice President, ICA.
-------------------------------------------------------------------------------------------------------------------------------
Rodney A. DeWalt, Born 1967                                                                   N/A                   N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary, AML Officer
Senior Counsel, Fund Administration, U.S. Bancorp Fund Services, LLC (since
January 2003); Thrivent Financial for Lutherans from 2000 to 2003; Attorney
Private Practice, 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------------------
Douglas G. Hess, Born 1967                                                                    N/A                   N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

----------
*     The term for each Trustee is indefinite.
** The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.
*** Mr. Banhazl is an "interested person" of the Trust as defined under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his prior affiliation with U.S. Bancorp Fund Services, LLC.

      The Statements of Additional Information include additional information about the Funds' trustees and officers and are available, without charge, upon request by calling 1-800-251-1970.

                                    PIA FUNDS
                AST BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
                                   (UNAUDITED)

      At a meeting held on September 12, 2006, the Board, including the Independent Trustees, considered and approved the continuance of the Advisory Agreement for an additional one-year period. Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser and the Administrator regarding the Funds. This information, together with the information provided to the Independent Trustees since the Funds' inception, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

      1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the Adviser's specific responsibilities in all aspects of the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Adviser involved in the day-to-day activities of the Funds, including administration, marketing and compliance. The Board noted the Adviser's commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser's compliance record, and the Adviser's business continuity plan. The Board also considered the relationship between the Adviser and the Board, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the prior two years the Board had met with the Adviser in person to discuss various marketing and compliance topics. The Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services are satisfactory and reliable.

      2. THE FUNDS' HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management services delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to their respective peer groups, as classified by Lipper, Inc., and each Fund's benchmark index.

            SHORT-TERM GOVERNMENT FUND. The Board noted that the Short-Term Government Fund's year-to-date performance as of July 31, 2006 was above the median of its peer group and outperformed its benchmark index, the Merrill Lynch 1-Year U.S. Treasury Note Index. The Board also noted that the Short-Term Government Fund's one-year and three-year performance was ahead of the median of its peer group and its benchmark index and was ranked in the first quartile among its peer group for these periods. The Board also noted that during the course of the prior two years they had met with the Adviser in person to discuss various performance topics and had been satisfied with the Adviser's reports. The Board concluded that the Adviser's performance overall was highly satisfactory under current market conditions.

            TOTAL RETURN BOND FUND. The Board noted that the Total Return Bond Fund's year-to-date performance as of July 31, 2006 was above the median of its peer group but slightly trailed its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board also noted that, although the Total Return Bond Fund's year-to-date, one-year, three-year and five-year performances trailed its benchmark index, it was ranked in the first quartile for the 3-month period quarter ended July 31, 2006, and in the second quartile for year-to-date and one-year periods among its peer group. The Board also noted that during the course of the prior two years they had met with the Adviser in person to discuss various performance topics and had been satisfied with the Adviser's reports. The Board concluded that the Adviser's performance overall was satisfactory under current market conditions.

      3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund's fees and expenses to those funds in their respective peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.

            SHORT-TERM GOVERNMENT FUND. The Board noted that the Adviser had voluntarily agreed to maintain an annual expense ratio of 0.35%, which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience. The Board noted that the Short-Term Government Fund's total expense ratio was below its peer group median after considering expense waivers. The Board also noted that, in order to keep the Short-Term Government Fund operating within the current expense limitation, the Adviser had reimbursed the Short-Term Government Fund for a portion of its operating expenses. The Board reviewed the contractual rate of the advisory fee, including voluntary waivers, and concluded that the advisory fee was in line with the fees charged by other advisers managing similar funds. The Board also considered the fees charged by the Adviser to its other investment management clients,

                                    PIA FUNDS
          AST BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)
                                   (UNAUDITED)

            recognizing that, due to different account characteristics, the Adviser's expense structure for some accounts would be different from that of the Short-Term Government Fund. The Board also noted that the Short-Term Government Fund's 12b-1 fees of 0.10% were at an acceptable level. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee is fair and reasonable.

            TOTAL RETURN BOND FUND. The Board noted that the Adviser had voluntarily agreed to maintain an annual expense ratio of 0.50%, which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience. The Board noted that the Total Return Bond Fund's total expense ratio was below its peer group median after considering expense waivers. The Board also noted that, in order to keep the Total Return Bond Fund operating within the current expense limitation, the Adviser had reimbursed the Total Return Bond Fund for a portion of its operating expenses. The Board reviewed the contractual rate of the advisory fee, including voluntary waivers, and concluded that the advisory fee was in line with the fees charged by other Advisers managing similar funds. The Board also considered the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser's expense structure for some accounts would be different from that of the Total Return Bond Fund. The Board also noted that the Total Return Bond Fund's 12b-1 fees of 0.10% were at an acceptable level. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee was fair and reasonable.

      4. ECONOMIES OF SCALE. The Board also considered whether the Funds were experiencing economies of scale and concluded that there were no effective economies of scale at current asset levels. The Board considered that each Fund would realize economies of scale as Fund assets continued to grow even though certain Fund expenses would increase with asset growth and that assets had to grow beyond the point where subsidization from the Adviser was no longer necessary and/or had been recaptured. The Board therefore determined to revisit the issue of economies of scale at a future date. The Board also noted that, although the Funds do not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints.

      5. THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser's financial information and took into account both the direct and indirect benefits to the Adviser from advising the Funds. The Board considered that the Adviser benefits from positive reputational value in advising the Funds. The Board noted that the Adviser had subsidized and was continuing to subsidize a portion of each Fund's operating expenses. The Board also considered the Adviser's estimate of the asset level at which each Fund would reach a break even level by covering allocated overhead costs. After their review, the Board determined that the current profitability to the Adviser from the Advisory Agreement was reasonable and could not be considered excessive. More importantly, the Board considered the financial soundness of the Adviser from the perspective of evaluating the Adviser's ability to continue to subsidize each Fund until a Fund reached a point where it could generate positive returns to the Adviser. The Board concluded that the Adviser has adequate resources to adequately support the Funds.

      No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement; rather, the Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fee, is fair and reasonable to the Funds, and that each Fund's shareholders are receiving reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement is in the best interests of the Funds and their shareholders.

                                     ADVISER
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                               Milwaukee, WI 53212

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A COPY OF THE REGISTRANT'S CODE OF ETHICS IS FILED HEREWITH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

       =================================================================
                                  FYE 11/30/2006          FYE 11/30/2005
       -----------------------------------------------------------------
       Audit Fees                     $56,400                 $41,400
       Audit-Related Fees               N/A                     N/A
       Tax Fees                       $9,600                  $6,600
       All Other Fees                   N/A                     N/A
       =================================================================

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

       =================================================================
       Non-Audit Related Fees            FYE 11/30/2006   FYE 11/30/2005
       -----------------------------------------------------------------
       Registrant                              N/A              N/A
       Registrant's Investment Adviser         N/A              N/A
       =================================================================

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith.

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Advisors Series Trust
                   ---------------------

      By (Signature and Title)* /s/ Eric M. Banhazl
                                ---------------------------------------
                                Eric M. Banhazl, President

      Date  01/30/07
            --------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Eric M. Banhazl
                                ---------------------------------------
                                Eric M. Banhazl, President

      Date  01/30/07
            --------

      By (Signature and Title)* /s/ Douglas G. Hess
                                --------------------------------------
                                Douglas G. Hess, Treasurer

      Date  01/30/07
            --------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.